UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01540
AIM Funds Group (Invesco Funds Group)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Global Core Equity Fund
Class A: AWSAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Core Equity Fund (Class A)	$64	1.24%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$635,724,459
Total number of portfolio holdings	68
Portfolio turnover rate	39%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.17%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.96%
Alphabet, Inc., Class A	3.79%
Apple, Inc.	3.47%
Texas Instruments, Inc.	3.22%
Canadian Pacific Kansas City Ltd.	3.09%
Microsoft Corp.	2.94%
Amazon.com, Inc.	2.76%
Berkshire Hathaway, Inc., Class B	2.73%
Contemporary Amperex Technology Co. Ltd., A Shares	2.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GCE-SAR-A
Invesco Global Core Equity Fund

Invesco Global Core Equity Fund
Class C: AWSCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Core Equity Fund (Class C)	$102	1.99%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$635,724,459
Total number of portfolio holdings	68
Portfolio turnover rate	39%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.17%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.96%
Alphabet, Inc., Class A	3.79%
Apple, Inc.	3.47%
Texas Instruments, Inc.	3.22%
Canadian Pacific Kansas City Ltd.	3.09%
Microsoft Corp.	2.94%
Amazon.com, Inc.	2.76%
Berkshire Hathaway, Inc., Class B	2.73%
Contemporary Amperex Technology Co. Ltd., A Shares	2.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GCE-SAR-C
Invesco Global Core Equity Fund

Invesco Global Core Equity Fund
Class R: AWSRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Core Equity Fund (Class R)	$76	1.49%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$635,724,459
Total number of portfolio holdings	68
Portfolio turnover rate	39%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.17%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.96%
Alphabet, Inc., Class A	3.79%
Apple, Inc.	3.47%
Texas Instruments, Inc.	3.22%
Canadian Pacific Kansas City Ltd.	3.09%
Microsoft Corp.	2.94%
Amazon.com, Inc.	2.76%
Berkshire Hathaway, Inc., Class B	2.73%
Contemporary Amperex Technology Co. Ltd., A Shares	2.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GCE-SAR-R
Invesco Global Core Equity Fund

Invesco Global Core Equity Fund
Class Y: AWSYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Core Equity Fund (Class Y)	$51	0.99%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$635,724,459
Total number of portfolio holdings	68
Portfolio turnover rate	39%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.17%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.96%
Alphabet, Inc., Class A	3.79%
Apple, Inc.	3.47%
Texas Instruments, Inc.	3.22%
Canadian Pacific Kansas City Ltd.	3.09%
Microsoft Corp.	2.94%
Amazon.com, Inc.	2.76%
Berkshire Hathaway, Inc., Class B	2.73%
Contemporary Amperex Technology Co. Ltd., A Shares	2.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GCE-SAR-Y
Invesco Global Core Equity Fund

Invesco Global Core Equity Fund
Class R5: AWSIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Core Equity Fund (Class R5)	$49	0.95%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$635,724,459
Total number of portfolio holdings	68
Portfolio turnover rate	39%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.17%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.96%
Alphabet, Inc., Class A	3.79%
Apple, Inc.	3.47%
Texas Instruments, Inc.	3.22%
Canadian Pacific Kansas City Ltd.	3.09%
Microsoft Corp.	2.94%
Amazon.com, Inc.	2.76%
Berkshire Hathaway, Inc., Class B	2.73%
Contemporary Amperex Technology Co. Ltd., A Shares	2.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GCE-SAR-R5
Invesco Global Core Equity Fund

Invesco Global Core Equity Fund
Class R6: AWSSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Core Equity Fund (Class R6)	$45	0.88%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$635,724,459
Total number of portfolio holdings	68
Portfolio turnover rate	39%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.17%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.96%
Alphabet, Inc., Class A	3.79%
Apple, Inc.	3.47%
Texas Instruments, Inc.	3.22%
Canadian Pacific Kansas City Ltd.	3.09%
Microsoft Corp.	2.94%
Amazon.com, Inc.	2.76%
Berkshire Hathaway, Inc., Class B	2.73%
Contemporary Amperex Technology Co. Ltd., A Shares	2.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GCE-SAR-R6
Invesco Global Core Equity Fund

Invesco Global Small Cap Equity Fund
Class A: ESMAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Small Cap Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Small Cap Equity Fund (Class A)	$68	1.24%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$177,878,899
Total number of portfolio holdings	117
Portfolio turnover rate	35%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Karelia Tobacco Co., Inc. S.A.	2.33%
Sanmina Corp.	2.07%
Allegro MicroSystems, Inc.	1.98%
MKS, Inc.	1.76%
MACOM Technology Solutions Holdings, Inc.	1.71%
Benchmark Electronics, Inc.	1.68%
Viavi Solutions, Inc.	1.58%
IES Holdings, Inc.	1.32%
Forgent Power Solutions, Inc.	1.32%
Power Integrations, Inc.	1.30%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
ESC-SAR-A
Invesco Global Small Cap Equity Fund

Invesco Global Small Cap Equity Fund
Class C: ESMCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Small Cap Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Small Cap Equity Fund (Class C)	$108	1.99%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$177,878,899
Total number of portfolio holdings	117
Portfolio turnover rate	35%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Karelia Tobacco Co., Inc. S.A.	2.33%
Sanmina Corp.	2.07%
Allegro MicroSystems, Inc.	1.98%
MKS, Inc.	1.76%
MACOM Technology Solutions Holdings, Inc.	1.71%
Benchmark Electronics, Inc.	1.68%
Viavi Solutions, Inc.	1.58%
IES Holdings, Inc.	1.32%
Forgent Power Solutions, Inc.	1.32%
Power Integrations, Inc.	1.30%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
ESC-SAR-C
Invesco Global Small Cap Equity Fund

Invesco Global Small Cap Equity Fund
Class Y: ESMYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Small Cap Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Small Cap Equity Fund (Class Y)	$54	0.99%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$177,878,899
Total number of portfolio holdings	117
Portfolio turnover rate	35%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Karelia Tobacco Co., Inc. S.A.	2.33%
Sanmina Corp.	2.07%
Allegro MicroSystems, Inc.	1.98%
MKS, Inc.	1.76%
MACOM Technology Solutions Holdings, Inc.	1.71%
Benchmark Electronics, Inc.	1.68%
Viavi Solutions, Inc.	1.58%
IES Holdings, Inc.	1.32%
Forgent Power Solutions, Inc.	1.32%
Power Integrations, Inc.	1.30%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
ESC-SAR-Y
Invesco Global Small Cap Equity Fund

Invesco Global Small Cap Equity Fund
Class R6: ESMSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Small Cap Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Small Cap Equity Fund (Class R6)	$54	0.99%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$177,878,899
Total number of portfolio holdings	117
Portfolio turnover rate	35%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Karelia Tobacco Co., Inc. S.A.	2.33%
Sanmina Corp.	2.07%
Allegro MicroSystems, Inc.	1.98%
MKS, Inc.	1.76%
MACOM Technology Solutions Holdings, Inc.	1.71%
Benchmark Electronics, Inc.	1.68%
Viavi Solutions, Inc.	1.58%
IES Holdings, Inc.	1.32%
Forgent Power Solutions, Inc.	1.32%
Power Integrations, Inc.	1.30%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
ESC-SAR-R6
Invesco Global Small Cap Equity Fund

Invesco International Small Company Fund
Class A: IEGAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco International Small Company Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Small Company Fund (Class A)	$71	1.38%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$725,599,672
Total number of portfolio holdings	80
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Samsung Fire & Marine Insurance Co. Ltd.	3.33%
ASTA Energy Solutions AG	2.65%
Tokyo Ohka Kogyo Co. Ltd.	2.64%
Helios Towers PLC	2.63%
BAWAG Group AG	2.46%
SigmaRoc PLC	2.40%
Lion Finance Group PLC	2.37%
SBM Offshore N.V.	2.29%
ASPEED Technology, Inc.	2.18%
flatexDEGIRO SE	2.16%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
ISC-SAR-A
Invesco International Small Company Fund

Invesco International Small Company Fund
Class C: IEGCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco International Small Company Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Small Company Fund (Class C)	$110	2.13%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$725,599,672
Total number of portfolio holdings	80
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Samsung Fire & Marine Insurance Co. Ltd.	3.33%
ASTA Energy Solutions AG	2.65%
Tokyo Ohka Kogyo Co. Ltd.	2.64%
Helios Towers PLC	2.63%
BAWAG Group AG	2.46%
SigmaRoc PLC	2.40%
Lion Finance Group PLC	2.37%
SBM Offshore N.V.	2.29%
ASPEED Technology, Inc.	2.18%
flatexDEGIRO SE	2.16%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
ISC-SAR-C
Invesco International Small Company Fund

Invesco International Small Company Fund
Class Y: IEGYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco International Small Company Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Small Company Fund (Class Y)	$58	1.13%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$725,599,672
Total number of portfolio holdings	80
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Samsung Fire & Marine Insurance Co. Ltd.	3.33%
ASTA Energy Solutions AG	2.65%
Tokyo Ohka Kogyo Co. Ltd.	2.64%
Helios Towers PLC	2.63%
BAWAG Group AG	2.46%
SigmaRoc PLC	2.40%
Lion Finance Group PLC	2.37%
SBM Offshore N.V.	2.29%
ASPEED Technology, Inc.	2.18%
flatexDEGIRO SE	2.16%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
ISC-SAR-Y
Invesco International Small Company Fund

Invesco International Small Company Fund
Class R5: IEGIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco International Small Company Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Small Company Fund (Class R5)	$56	1.08%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$725,599,672
Total number of portfolio holdings	80
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Samsung Fire & Marine Insurance Co. Ltd.	3.33%
ASTA Energy Solutions AG	2.65%
Tokyo Ohka Kogyo Co. Ltd.	2.64%
Helios Towers PLC	2.63%
BAWAG Group AG	2.46%
SigmaRoc PLC	2.40%
Lion Finance Group PLC	2.37%
SBM Offshore N.V.	2.29%
ASPEED Technology, Inc.	2.18%
flatexDEGIRO SE	2.16%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
ISC-SAR-R5
Invesco International Small Company Fund

Invesco International Small Company Fund
Class R6: IEGFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco International Small Company Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Small Company Fund (Class R6)	$52	1.01%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$725,599,672
Total number of portfolio holdings	80
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Samsung Fire & Marine Insurance Co. Ltd.	3.33%
ASTA Energy Solutions AG	2.65%
Tokyo Ohka Kogyo Co. Ltd.	2.64%
Helios Towers PLC	2.63%
BAWAG Group AG	2.46%
SigmaRoc PLC	2.40%
Lion Finance Group PLC	2.37%
SBM Offshore N.V.	2.29%
ASPEED Technology, Inc.	2.18%
flatexDEGIRO SE	2.16%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
ISC-SAR-R6
Invesco International Small Company Fund

Invesco Small Cap Equity Fund
Class A: SMEAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Equity Fund (Class A)	$67	1.20%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,252,088,876
Total number of portfolio holdings	86
Portfolio turnover rate	48%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Allegro MicroSystems, Inc.	2.66%
MKS, Inc.	2.53%
Forgent Power Solutions, Inc.	2.16%
Entegris, Inc.	2.09%
Sanmina Corp.	2.06%
BrightSpring Health Services, Inc.	2.06%
IES Holdings, Inc.	2.02%
ITT, Inc.	1.92%
Applied Industrial Technologies, Inc.	1.91%
Axsome Therapeutics, Inc.	1.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SCE-SAR-A
Invesco Small Cap Equity Fund

Invesco Small Cap Equity Fund
Class C: SMECX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Equity Fund (Class C)	$109	1.95%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,252,088,876
Total number of portfolio holdings	86
Portfolio turnover rate	48%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Allegro MicroSystems, Inc.	2.66%
MKS, Inc.	2.53%
Forgent Power Solutions, Inc.	2.16%
Entegris, Inc.	2.09%
Sanmina Corp.	2.06%
BrightSpring Health Services, Inc.	2.06%
IES Holdings, Inc.	2.02%
ITT, Inc.	1.92%
Applied Industrial Technologies, Inc.	1.91%
Axsome Therapeutics, Inc.	1.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SCE-SAR-C
Invesco Small Cap Equity Fund

Invesco Small Cap Equity Fund
Class R: SMERX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Equity Fund (Class R)	$81	1.45%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,252,088,876
Total number of portfolio holdings	86
Portfolio turnover rate	48%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Allegro MicroSystems, Inc.	2.66%
MKS, Inc.	2.53%
Forgent Power Solutions, Inc.	2.16%
Entegris, Inc.	2.09%
Sanmina Corp.	2.06%
BrightSpring Health Services, Inc.	2.06%
IES Holdings, Inc.	2.02%
ITT, Inc.	1.92%
Applied Industrial Technologies, Inc.	1.91%
Axsome Therapeutics, Inc.	1.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SCE-SAR-R
Invesco Small Cap Equity Fund

Invesco Small Cap Equity Fund
Class Y: SMEYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Equity Fund (Class Y)	$53	0.95%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,252,088,876
Total number of portfolio holdings	86
Portfolio turnover rate	48%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Allegro MicroSystems, Inc.	2.66%
MKS, Inc.	2.53%
Forgent Power Solutions, Inc.	2.16%
Entegris, Inc.	2.09%
Sanmina Corp.	2.06%
BrightSpring Health Services, Inc.	2.06%
IES Holdings, Inc.	2.02%
ITT, Inc.	1.92%
Applied Industrial Technologies, Inc.	1.91%
Axsome Therapeutics, Inc.	1.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SCE-SAR-Y
Invesco Small Cap Equity Fund

Invesco Small Cap Equity Fund
Class R5: SMEIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Equity Fund (Class R5)	$49	0.87%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,252,088,876
Total number of portfolio holdings	86
Portfolio turnover rate	48%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Allegro MicroSystems, Inc.	2.66%
MKS, Inc.	2.53%
Forgent Power Solutions, Inc.	2.16%
Entegris, Inc.	2.09%
Sanmina Corp.	2.06%
BrightSpring Health Services, Inc.	2.06%
IES Holdings, Inc.	2.02%
ITT, Inc.	1.92%
Applied Industrial Technologies, Inc.	1.91%
Axsome Therapeutics, Inc.	1.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SCE-SAR-R5
Invesco Small Cap Equity Fund

Invesco Small Cap Equity Fund
Class R6: SMEFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Equity Fund (Class R6)	$45	0.80%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,252,088,876
Total number of portfolio holdings	86
Portfolio turnover rate	48%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Allegro MicroSystems, Inc.	2.66%
MKS, Inc.	2.53%
Forgent Power Solutions, Inc.	2.16%
Entegris, Inc.	2.09%
Sanmina Corp.	2.06%
BrightSpring Health Services, Inc.	2.06%
IES Holdings, Inc.	2.02%
ITT, Inc.	1.92%
Applied Industrial Technologies, Inc.	1.91%
Axsome Therapeutics, Inc.	1.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SCE-SAR-R6
Invesco Small Cap Equity Fund

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco Global Core Equity Fund
Nasdaq:
A: AWSAX ■ C: AWSCX ■ R: AWSRX ■ Y: AWSYX ■ R5: AWSIX ■ R6: AWSSX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Approval of Investment Advisory and Sub-Advisory Contracts
17	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
June 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.21%
Canada–3.56%
Canadian Pacific Kansas City Ltd.	226,171	$19,608,663
Constellation Software, Inc.	1,599	3,010,280
		22,618,943
China–3.99%
Contemporary Amperex Technology Co. Ltd., A Shares	237,567	13,809,665
Tencent Holdings Ltd.	210,000	11,588,334
		25,397,999
France–4.93%
L’Oreal S.A.	25,163	11,030,369
LVMH Moet Hennessy Louis Vuitton SE	16,159	8,936,899
Safran S.A.	28,803	11,350,706
		31,317,974
Germany–1.45%
Heidelberg Materials AG	23,918	4,562,835
MTU Aero Engines AG	11,195	4,664,991
		9,227,826
Hong Kong–1.26%
AIA Group Ltd.	872,400	7,987,024
Ireland–0.71%
Experian PLC	133,894	4,512,708
Japan–2.51%
ITOCHU Corp.	666,100	7,601,955
Keyence Corp.	16,600	8,391,083
		15,993,038
Netherlands–1.24%
ASML Holding N.V.	3,986	7,892,979
Spain–1.49%
CaixaBank S.A.	356,106	5,045,369
Industria de Diseno Textil S.A.	69,967	4,410,182
		9,455,551
Sweden–1.31%
Atlas Copco AB	411,640	8,343,528
Taiwan–3.96%
Taiwan Semiconductor Manufacturing Co. Ltd.	319,000	25,165,990
United Kingdom–5.51%
3i Group PLC	283,651	9,327,544
Coca-Cola Europacific Partners PLC	90,287	9,035,020
Diageo PLC	260,382	5,244,116
NatWest Group PLC	380,921	3,361,227
RELX PLC	255,179	8,066,344
		35,034,251
United States–65.29%
Alphabet, Inc., Class A	67,415	24,092,099
Amazon.com, Inc.(a)	73,530	17,525,140
Shares		Value
United States–(continued)
American Express Co.	22,511	$7,614,346
AMETEK, Inc.	36,370	8,799,358
Amphenol Corp., Class A	27,028	4,765,577
Apple, Inc.	76,176	22,042,287
Berkshire Hathaway, Inc., Class B(a)	34,641	17,334,010
Broadcom, Inc.	35,422	13,380,661
Cavco Industries, Inc.(a)(b)	5,953	3,657,404
Cigna Group (The)	34,615	9,542,663
CME Group, Inc., Class A	42,499	9,385,054
Danaher Corp.	18,003	3,429,211
EOG Resources, Inc.	66,121	8,577,877
Home Depot, Inc. (The)	15,213	5,365,321
Interactive Brokers Group, Inc., Class A	63,609	5,536,527
JPMorgan Chase & Co.	41,711	13,653,262
KKR & Co., Inc., Class A	67,335	6,180,006
Linde PLC	12,331	6,399,049
Martin Marietta Materials, Inc.	14,632	8,438,274
Mastercard, Inc., Class A	24,420	12,542,112
Medline, Inc.(a)(b)	344,009	13,567,715
Meta Platforms, Inc., Class A	14,933	8,411,610
Microsoft Corp.	50,052	18,670,397
MSA Safety, Inc.(b)	31,404	5,482,510
MSCI, Inc.	12,331	6,905,853
Netflix, Inc.(a)	76,831	5,485,733
NVIDIA Corp.	164,216	32,857,980
Performance Food Group Co.(a)	34,635	3,871,847
QXO, Inc.(a)(b)	380,266	6,570,997
RLI Corp.(b)	140,384	8,292,483
S&P Global, Inc.	7,420	3,021,869
Service Corp. International(b)	150,063	11,398,786
Steel Dynamics, Inc.	31,376	7,199,537
Texas Instruments, Inc.	68,772	20,498,870
Thermo Fisher Scientific, Inc.	26,141	13,106,052
Union Pacific Corp.(b)	23,455	6,379,760
Viking Holdings Ltd.(a)	95,117	9,955,896
Waste Connections, Inc.	50,252	8,376,506
Waste Connections, Inc.	21,688	3,614,896
WEC Energy Group, Inc.(b)	112,534	13,140,595
		415,070,130
Total Common Stocks & Other Equity Interests (Cost $464,335,798)		618,017,941
Exchange-Traded Funds–1.99%
Japan–1.99%
iShares MSCI Japan ETF (Cost $9,515,996)	135,735	12,660,003
Money Market Funds–0.10%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(c)(d)	366,943	366,943
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Global Core Equity Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 3.56%(c)(d)	244,628	$244,628
Total Money Market Funds (Cost $611,571)		611,571
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.30% (Cost $474,463,365)		631,289,515
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.72%
Invesco Private Government Fund, 3.62%(c)(d)(e)	13,637,977	13,637,977
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.77%(c)(d)(e)	35,420,544	$35,424,086
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $49,062,664)		49,062,063
TOTAL INVESTMENTS IN SECURITIES—107.02% (Cost $523,526,029)		680,351,578
OTHER ASSETS LESS LIABILITIES–(7.02)%		(44,627,119)
NET ASSETS–100.00%		$635,724,459
Investment Abbreviations:
ETF	– Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at June 30, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,472,103	$50,155,179	$(58,260,339)	$-	$-	$366,943	$125,515
Invesco Treasury Portfolio, Institutional Class	5,648,069	33,436,786	(38,840,227)	-	-	244,628	83,083
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,124,392	165,359,023	(155,845,438)	-	-	13,637,977	176,835*
Invesco Private Prime Fund	10,709,599	318,129,374	(293,408,397)	(601)	(5,889)	35,424,086	467,580*
Total	$28,954,163	$567,080,362	$(546,354,401)	$(601)	$(5,889)	$49,673,634	$853,013

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Global Core Equity Fund

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $473,851,794)*	$630,677,944
Investments in affiliated money market funds, at value (Cost $49,674,235)	49,673,634
Foreign currencies, at value (Cost $1,303,448)	1,303,693
Receivable for:
Investments sold	5,668,574
Fund shares sold	37,128
Dividends	796,809
Investment for trustee deferred compensation and retirement plans	188,657
Other assets	64,984
Total assets	688,411,423
Liabilities:
Payable for:
Investments purchased	2,665,060
Fund shares reacquired	375,953
Collateral upon return of securities loaned	49,062,664
Accrued fees to affiliates	315,891
Accrued trustees’ and officers’ fees and benefits	389
Accrued other operating expenses	41,654
Trustee deferred compensation and retirement plans	225,353
Total liabilities	52,686,964
Net assets applicable to shares outstanding	$635,724,459
Net assets consist of:
Shares of beneficial interest	$438,803,025
Distributable earnings	196,921,434
$635,724,459
Net Assets:
Class A	$592,494,502
Class C	$3,243,567
Class R	$4,937,311
Class Y	$25,364,403
Class R5	$1,567,536
Class R6	$8,117,140
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	33,850,194
Class C	205,883
Class R	284,099
Class Y	1,444,756
Class R5	87,186
Class R6	450,828
Class A:
Net asset value per share	$17.50
Maximum offering price per share (Net asset value of $17.50 ÷ 94.50%)	$18.52
Class C:
Net asset value and offering price per share	$15.75
Class R:
Net asset value and offering price per share	$17.38
Class Y:
Net asset value and offering price per share	$17.56
Class R5:
Net asset value and offering price per share	$17.98
Class R6:
Net asset value and offering price per share	$18.00

*	At June 30, 2026, securities with an aggregate value of $47,643,796 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Global Core Equity Fund

Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $165,245)	$4,577,467
Dividends from affiliated money market funds (includes net securities lending income of $48,237)	256,835
Total investment income	4,834,302
Expenses:
Advisory fees	2,434,529
Administrative services fees	46,948
Custodian fees	16,010
Distribution fees:
Class A	724,185
Class C	16,621
Class R	10,266
Transfer agent fees — A, C, R and Y	433,404
Transfer agent fees — R5	801
Transfer agent fees — R6	1,151
Trustees’ and officers’ fees and benefits	13,146
Registration and filing fees	46,335
Reports to shareholders	37,978
Professional services fees	36,394
Other	8,403
Total expenses	3,826,171
Less: Fees waived and/or expenses reimbursed	(6,372)
Net expenses	3,819,799
Net investment income	1,014,503
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	43,301,198
Affiliated investment securities	(5,889)
Foreign currencies	(128,688)
43,166,621
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(1,140,549)
Affiliated investment securities	(601)
Foreign currencies	(11,106)
(1,152,256)
Net realized and unrealized gain	42,014,365
Net increase in net assets resulting from operations	$43,028,868
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Global Core Equity Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$1,014,503	$1,459,462
Net realized gain	43,166,621	45,247,171
Change in net unrealized appreciation (depreciation)	(1,152,256)	40,354,708
Net increase in net assets resulting from operations	43,028,868	87,061,341
Distributions to shareholders from distributable earnings:
Class A	—	(49,643,964)
Class C	—	(316,125)
Class R	—	(286,119)
Class Y	—	(2,363,254)
Class R5	—	(135,015)
Class R6	—	(635,257)
Total distributions from distributable earnings	—	(53,379,734)
Share transactions–net:
Class A	(28,081,721)	(9,475,916)
Class C	(346,646)	(507,608)
Class R	1,264,696	1,115,903
Class Y	(2,096,936)	(463,618)
Class R5	(182,461)	213,739
Class R6	(235,306)	572,358
Net increase (decrease) in net assets resulting from share transactions	(29,678,374)	(8,545,142)
Net increase in net assets	13,350,494	25,136,465
Net assets:
Beginning of period	622,373,965	597,237,500
End of period	$635,724,459	$622,373,965
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Global Core Equity Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 06/30/26	$16.34	$0.03	$1.13	$1.16	$—	$—	$—	$17.50	7.10%	$592,495	1.24%(d)	1.24%(d)	0.32%(d)	39%
Year ended 12/31/25	15.50	0.04	2.32	2.36	(0.13)	(1.39)	(1.52)	16.34	15.25	580,497	1.24	1.24	0.22	80
Year ended 12/31/24	14.34	0.04	2.36	2.40	(0.26)	(0.98)	(1.24)	15.50	16.47	558,382	1.25	1.27	0.26	46
Year ended 12/31/23	12.07	0.07	2.55	2.62	(0.04)	(0.31)	(0.35)	14.34	21.79	538,642	1.21	1.26	0.56	107
Year ended 12/31/22	16.02	0.04	(3.59)	(3.55)	(0.01)	(0.39)	(0.40)	12.07	(22.20)	495,054	1.22	1.26	0.29	11
Year ended 12/31/21	14.61	0.01	2.26	2.27	(0.13)	(0.73)	(0.86)	16.02	15.68	718,327	1.22	1.22	0.06	23
Class C
Six months ended 06/30/26	14.77	(0.03)	1.01	0.98	—	—	—	15.75	6.64	3,244	1.99 (d)	1.99 (d)	(0.43)(d)	39
Year ended 12/31/25	14.24	(0.08)	2.13	2.05	(0.13)	(1.39)	(1.52)	14.77	14.43	3,374	1.99	1.99	(0.53)	80
Year ended 12/31/24	13.18	(0.07)	2.15	2.08	(0.04)	(0.98)	(1.02)	14.24	15.59	3,732	2.00	2.02	(0.49)	46
Year ended 12/31/23	11.16	(0.02)	2.35	2.33	—	(0.31)	(0.31)	13.18	20.95	3,318	1.96	2.01	(0.19)	107
Year ended 12/31/22	14.96	(0.06)	(3.35)	(3.41)	—	(0.39)	(0.39)	11.16	(22.81)	3,462	1.97	2.01	(0.46)	11
Year ended 12/31/21	13.67	(0.10)	2.12	2.02	—	(0.73)	(0.73)	14.96	14.90	5,778	1.97	1.97	(0.69)	23
Class R
Six months ended 06/30/26	16.25	0.01	1.12	1.13	—	—	—	17.38	6.95	4,937	1.49 (d)	1.49 (d)	0.07 (d)	39
Year ended 12/31/25	15.46	(0.00)	2.31	2.31	(0.13)	(1.39)	(1.52)	16.25	14.97	3,383	1.49	1.49	(0.03)	80
Year ended 12/31/24	14.29	0.00	2.34	2.34	(0.19)	(0.98)	(1.17)	15.46	16.14	2,183	1.50	1.52	0.01	46
Year ended 12/31/23	12.02	0.04	2.55	2.59	(0.01)	(0.31)	(0.32)	14.29	21.59	1,510	1.46	1.51	0.31	107
Year ended 12/31/22	16.00	0.01	(3.60)	(3.59)	—	(0.39)	(0.39)	12.02	(22.45)	1,403	1.47	1.51	0.04	11
Year ended 12/31/21	14.58	(0.03)	2.27	2.24	(0.09)	(0.73)	(0.82)	16.00	15.49	1,732	1.47	1.47	(0.19)	23
Class Y
Six months ended 06/30/26	16.37	0.05	1.14	1.19	—	—	—	17.56	7.27	25,364	0.99 (d)	0.99 (d)	0.57 (d)	39
Year ended 12/31/25	15.48	0.08	2.33	2.41	(0.13)	(1.39)	(1.52)	16.37	15.60	25,691	0.99	0.99	0.47	80
Year ended 12/31/24	14.36	0.08	2.36	2.44	(0.34)	(0.98)	(1.32)	15.48	16.71	24,761	1.00	1.02	0.51	46
Year ended 12/31/23	12.09	0.11	2.55	2.66	(0.08)	(0.31)	(0.39)	14.36	22.08	21,948	0.96	1.01	0.81	107
Year ended 12/31/22	16.06	0.07	(3.60)	(3.53)	(0.05)	(0.39)	(0.44)	12.09	(21.99)	21,797	0.97	1.01	0.54	11
Year ended 12/31/21	14.64	0.05	2.27	2.32	(0.17)	(0.73)	(0.90)	16.06	15.97	34,582	0.97	0.97	0.31	23
Class R5
Six months ended 06/30/26	16.76	0.05	1.17	1.22	—	—	—	17.98	7.28	1,568	0.95 (d)	0.95 (d)	0.61 (d)	39
Year ended 12/31/25	15.82	0.09	2.37	2.46	(0.13)	(1.39)	(1.52)	16.76	15.57	1,636	0.95	0.95	0.51	80
Year ended 12/31/24	14.65	0.09	2.40	2.49	(0.34)	(0.98)	(1.32)	15.82	16.77	1,346	0.97	0.97	0.54	46
Year ended 12/31/23	12.32	0.11	2.62	2.73	(0.09)	(0.31)	(0.40)	14.65	22.19	1,190	0.95	0.96	0.82	107
Year ended 12/31/22	16.37	0.08	(3.68)	(3.60)	(0.06)	(0.39)	(0.45)	12.32	(22.02)	857	0.95	0.95	0.56	11
Year ended 12/31/21	14.90	0.06	2.31	2.37	(0.17)	(0.73)	(0.90)	16.37	16.05	1,125	0.93	0.93	0.35	23
Class R6
Six months ended 06/30/26	16.78	0.06	1.16	1.22	—	—	—	18.00	7.27	8,117	0.88 (d)	0.88 (d)	0.68 (d)	39
Year ended 12/31/25	15.82	0.10	2.38	2.48	(0.13)	(1.39)	(1.52)	16.78	15.70	7,794	0.88	0.88	0.58	80
Year ended 12/31/24	14.66	0.10	2.41	2.51	(0.37)	(0.98)	(1.35)	15.82	16.83	6,834	0.90	0.90	0.61	46
Year ended 12/31/23	12.33	0.12	2.62	2.74	(0.10)	(0.31)	(0.41)	14.66	22.27	6,204	0.88	0.89	0.89	107
Year ended 12/31/22	16.39	0.09	(3.69)	(3.60)	(0.07)	(0.39)	(0.46)	12.33	(21.99)	5,048	0.88	0.88	0.63	11
Year ended 12/31/21	14.91	0.07	2.32	2.39	(0.18)	(0.73)	(0.91)	16.39	16.17	6,971	0.87	0.87	0.41	23

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Global Core Equity Fund

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Global Core Equity Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
8
Invesco Global Core Equity Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower
9
Invesco Global Core Equity Fund

to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, the Fund paid the Adviser $2,107 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent the Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
10
Invesco Global Core Equity Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.800%
Next $250 million	0.780%
Next $500 million	0.760%
Next $1.5 billion	0.740%
Next $2.5 billion	0.720%
Next $2.5 billion	0.700%
Next $2.5 billion	0.680%
Over $10 billion	0.660%
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.78%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2026, the Adviser waived advisory fees of $6,372.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  June 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2026, IDI advised the Fund that IDI retained $6,740 in front-end sales commissions from the sale of Class A shares and $12 and $23 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended June 30, 2026, the Fund incurred $351 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
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Invesco Global Core Equity Fund

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Canada	$22,618,943	$—	$—	$22,618,943
China	—	25,397,999	—	25,397,999
France	—	31,317,974	—	31,317,974
Germany	—	9,227,826	—	9,227,826
Hong Kong	—	7,987,024	—	7,987,024
Ireland	—	4,512,708	—	4,512,708
Japan	12,660,003	15,993,038	—	28,653,041
Netherlands	—	7,892,979	—	7,892,979
Spain	—	9,455,551	—	9,455,551
Sweden	—	8,343,528	—	8,343,528
Taiwan	—	25,165,990	—	25,165,990
United Kingdom	9,035,020	25,999,231	—	35,034,251
United States	415,070,130	—	—	415,070,130
Money Market Funds	611,571	49,062,063	—	49,673,634
Total Investments	$459,995,667	$220,355,911	$—	$680,351,578
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2025.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $239,412,159 and $260,705,841, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$157,688,094
Aggregate unrealized (depreciation) of investments	(9,593,826)
Net unrealized appreciation of investments	$148,094,268
Cost of investments for tax purposes is $532,257,310.
12
Invesco Global Core Equity Fund

NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	237,240	$3,982,837	485,365	$7,969,929
Class C	20,070	300,063	28,936	435,880
Class R	84,317	1,405,453	73,090	1,229,189
Class Y	82,136	1,385,928	294,406	4,954,340
Class R5	2,555	44,207	9,419	162,036
Class R6	50,824	877,189	78,898	1,357,015
Issued as reinvestment of dividends:
Class A	-	-	2,767,354	44,803,461
Class C	-	-	19,967	292,119
Class R	-	-	17,771	286,119
Class Y	-	-	116,835	1,895,066
Class R5	-	-	8,066	133,967
Class R6	-	-	35,338	587,667
Automatic conversion of Class C shares to Class A shares:
Class A	19,847	336,900	38,011	621,421
Class C	(22,020)	(336,900)	(41,517)	(621,421)
Reacquired:
Class A	(1,924,055)	(32,401,458)	(3,803,241)	(62,870,727)
Class C	(20,641)	(309,809)	(41,088)	(614,186)
Class R	(8,417)	(140,757)	(23,879)	(399,405)
Class Y	(206,476)	(3,482,864)	(441,270)	(7,313,024)
Class R5	(12,962)	(226,668)	(4,988)	(82,264)
Class R6	(64,393)	(1,112,495)	(81,788)	(1,372,324)
Net increase (decrease) in share activity	(1,761,975)	$(29,678,374)	(464,315)	$(8,545,142)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco Global Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Funds Group (Invesco Funds Group) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Global Core Equity Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review  process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the
Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the MSCI World Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period, the third quintile for the three year period, and the fourth quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods.  The Board noted that stock selection in certain sectors detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different
14
Invesco Global Core Equity Fund

performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s actual management fees, contractual management fees, and total expense ratio were each in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses and contractual and actual management fees.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees for the Fund are negotiated at arm’s length by Invesco Advisers and are paid by Invesco Advisers out of its advisory fees. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the
Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
15
Invesco Global Core Equity Fund

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
16
Invesco Global Core Equity Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
17
Invesco Global Core Equity Fund

SEC file number(s): 811-01540 and 002-27334
Invesco Distributors, Inc.
GCE-NCSRS

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco Global Small Cap Equity Fund
Nasdaq:
A: ESMAX ■ C: ESMCX ■ Y: ESMYX ■ R6: ESMSX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Approval of Investment Advisory and Sub-Advisory Contracts
18	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
June 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–100.82%
Australia–2.92%
Breville Group Ltd.(a)	60,268	$1,347,221
Cleanaway Waste Management Ltd.	518,732	844,524
JB Hi-Fi Ltd.	17,255	959,437
Ventia Services Group Pty. Ltd.	477,157	2,046,894
		5,198,076
Austria–1.26%
BAWAG Group AG(b)	11,148	2,234,994
Brazil–1.68%
ASTA Energy Solutions AG(c)	25,508	1,989,772
ERO Copper Corp.(c)	37,328	998,524
		2,988,296
Canada–0.54%
Equinox Gold Corp.	41,616	404,508
Triple Flag Precious Metals Corp.	18,552	556,003
		960,511
Chile–0.80%
Embotelladora Andina S.A., Class B, Preference Shares	285,655	1,422,133
China–1.86%
Airtac International Group	31,000	1,314,043
Full Truck Alliance Co. Ltd., ADR	108,504	881,053
Vipshop Holdings Ltd., ADR	84,586	1,121,610
		3,316,706
Congo, Democratic Republic of the–0.86%
Helios Towers PLC(c)	576,529	1,531,822
Denmark–0.98%
ALK-Abello A/S	46,806	1,750,710
Finland–0.83%
Konecranes OYJ	47,831	1,470,385
Georgia–1.11%
Lion Finance Group PLC	13,162	1,979,226
Germany–3.26%
CTS Eventim AG & Co. KGaA	18,230	1,064,791
OHB SE	1,846	597,995
PFISTERER Holding SE	13,076	1,414,057
Scout24 SE(b)	14,307	1,183,970
Vincorion SE(c)	79,998	1,535,187
		5,796,000
Greece–2.33%
Karelia Tobacco Co., Inc. S.A.	8,464	4,151,055
Japan–10.03%
Chiba Bank Ltd. (The)	117,200	1,795,388
Daiei Kankyo Co. Ltd.(a)	76,700	1,793,136
Daifuku Co. Ltd.	41,000	1,816,301
Japan Elevator Service Holdings Co. Ltd.	162,600	1,746,436
Shares		Value
Japan–(continued)
Japan Steel Works Ltd. (The)	30,500	$1,460,833
Kobe Bussan Co. Ltd.	90,300	1,459,853
Nippon Gas Co. Ltd.	88,100	1,559,767
Niterra Co. Ltd.	26,200	1,741,063
OKUMA Corp.	42,400	1,222,976
SHO-BOND Holdings Co. Ltd.	153,200	1,181,118
Synspective, Inc.(c)	83,800	645,670
Tokyo Tatemono Co. Ltd.(a)	69,300	1,413,899
		17,836,440
Poland–1.80%
Mo-BRUK S.A.	11,099	1,079,736
Warsaw Stock Exchange	90,021	2,126,910
		3,206,646
South Korea–2.16%
Eugene Technology Co., Ltd.	788	94,450
LEENO Industrial, Inc.	26,476	1,459,047
Samsung Fire & Marine Insurance Co. Ltd.	5,669	2,287,617
		3,841,114
Sweden–4.08%
Asker Healthcare Group AB(a)	262,245	2,129,835
Asmodee Group AB(c)	105,156	1,539,468
Bufab AB	130,745	1,708,038
NCAB Group AB	216,342	1,876,160
		7,253,501
Switzerland–0.63%
Garrett Motion, Inc.	30,921	1,120,268
Taiwan–2.22%
Alchip Technologies Ltd.	16,000	2,142,883
Chroma ATE, Inc.	26,000	1,806,830
		3,949,713
Thailand–0.83%
Fabrinet(c)	2,616	1,470,401
United Kingdom–2.78%
Diploma PLC	19,005	1,796,397
Mortgage Advice Bureau Holdings PLC	164,621	1,124,715
SigmaRoc PLC(c)	1,192,895	2,024,394
		4,945,506
United States–57.86%
Advanced Energy Industries, Inc.	5,904	2,201,424
Allegro MicroSystems, Inc.(c)	50,509	3,516,437
Ameris Bancorp	18,270	1,649,050
Andersons, Inc. (The)	18,182	1,243,649
Applied Industrial Technologies, Inc.	5,297	1,791,180
Associated Banc-Corp	44,231	1,360,988
ATI, Inc.(c)	10,440	2,057,724
Atmus Filtration Technologies, Inc.(a)	19,845	1,011,897
Axsome Therapeutics, Inc.(c)	9,431	2,308,426
Bancorp, Inc. (The)(c)	16,406	1,027,672
Benchmark Electronics, Inc.	30,366	2,996,213
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Global Small Cap Equity Fund

Shares		Value
United States–(continued)
BridgeBio Pharma, Inc.(c)	21,055	$1,568,176
California Resources Corp.	16,088	850,573
Carpenter Technology Corp.	2,461	1,518,043
Charles River Laboratories International, Inc.(c)	7,186	1,629,713
Cheesecake Factory, Inc. (The)(a)	21,525	1,712,098
Chord Energy Corp.	9,158	1,046,759
Cognex Corp.	31,272	2,264,718
Cohu, Inc.(a)(c)	15,626	1,154,918
Crane Co.	5,630	1,255,884
Cytokinetics, Inc.(a)(c)	12,339	1,051,159
Dave, Inc.(a)(c)	5,441	2,027,262
DT Midstream, Inc.(c)	9,573	1,404,742
Element Solutions, Inc.	27,124	1,295,171
EnerSys	6,369	1,489,200
Forgent Power Solutions, Inc.(a)(c)	41,946	2,343,104
Frontdoor, Inc.(c)	25,781	2,000,348
Galaxy Digital, Inc.(c)	25,553	698,619
Gates Industrial Corp. PLC(c)	46,010	1,286,900
Griffon Corp.(a)	13,094	1,277,058
Guardant Health, Inc.(c)	11,499	1,725,195
Helios Technologies, Inc.	9,840	878,220
ICON PLC(c)	9,136	1,587,015
IES Holdings, Inc.(a)(c)	3,196	2,347,973
ITT, Inc.	8,194	1,620,445
Kodiak Gas Services, Inc.	22,014	1,653,912
Kontoor Brands, Inc.(a)	15,718	1,309,938
Ligand Pharmaceuticals, Inc.(a)(c)	5,553	1,755,248
M/I Homes, Inc.(c)	7,705	1,238,887
MACOM Technology Solutions Holdings, Inc.(c)	7,999	3,042,580
Miami International Holdings, Inc.(a)(c)	28,389	1,054,935
MKS, Inc.	7,056	3,138,509
MP Materials Corp.(a)(c)	24,000	1,344,240
Newmark Group, Inc., Class A	68,961	1,042,001
Nicolet Bankshares, Inc.(a)	7,682	1,270,526
Novanta, Inc.(a)(c)	9,831	1,594,981
Par Pacific Holdings, Inc.(c)	13,507	757,473
Shares		Value
United States–(continued)
Patrick Industries, Inc.(a)	8,512	$764,207
Perimeter Solutions, Inc.(c)	46,905	1,672,163
Piper Sandler Cos.	16,300	1,179,142
Power Integrations, Inc.(a)	27,574	2,309,598
Quaker Chemical Corp.	3,468	550,961
Range Resources Corp.	11,751	437,020
Sanmina Corp.(c)	14,542	3,680,289
Schneider National, Inc., Class B	29,545	1,079,279
Skyward Specialty Insurance Group, Inc.(c)	25,801	1,505,488
SPX Technologies, Inc.(c)	7,480	1,833,872
Stifel Financial Corp.	12,353	861,869
Sunococorp LLC	14,341	970,455
Viavi Solutions, Inc.(c)	58,953	2,815,006
WESCO International, Inc.	5,557	1,919,554
Western Alliance Bancorporation	19,148	1,573,966
Wintrust Financial Corp.	11,036	1,773,706
XPO, Inc.(c)	7,744	1,589,766
		102,917,524
Total Common Stocks & Other Equity Interests (Cost $142,626,883)		179,341,027
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.82% (Cost $142,626,883)		179,341,027
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–13.04%
Invesco Private Government Fund, 3.62%(d)(e)(f)	5,930,403	5,930,403
Invesco Private Prime Fund, 3.77%(d)(e)(f)	17,263,614	17,265,341
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,195,947)		23,195,744
TOTAL INVESTMENTS IN SECURITIES—113.86% (Cost $165,822,830)		202,536,771
OTHER ASSETS LESS LIABILITIES–(13.86)%		(24,657,872)
NET ASSETS–100.00%		$177,878,899
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at June 30, 2026.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
June 30, 2026 was $3,418,964, which represented 1.92% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,854,421	$(3,854,421)	$-	$-	$-	$1,474
Invesco Treasury Portfolio, Institutional Class	106	7,158,212	(7,158,318)	-	-	-	2,725
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Global Small Cap Equity Fund

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,924,709	$25,385,706	$(21,380,012)	$-	$-	$5,930,403	$68,306*
Invesco Private Prime Fund	9,808,402	48,385,823	(40,927,667)	(203)	(1,014)	17,265,341	186,670*
Total	$11,733,217	$84,784,162	$(73,320,418)	$(203)	$(1,014)	$23,195,744	$259,175

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Global Small Cap Equity Fund

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $142,626,883)*	$179,341,027
Investments in affiliated money market funds, at value (Cost $23,195,947)	23,195,744
Foreign currencies, at value (Cost $71,264)	70,925
Receivable for:
Investments sold	1,183,700
Fund shares sold	16,068
Dividends	368,223
Investment for trustee deferred compensation and retirement plans	79,203
Other assets	120,101
Total assets	204,374,991
Liabilities:
Payable for:
Investments purchased	91,631
Dividends	300
Fund shares reacquired	18,959
Amount due to custodian	1,087,250
Collateral upon return of securities loaned	23,195,947
Accrued fees to affiliates	71,892
Accrued trustees’ and officers’ fees and benefits	405
Accrued other operating expenses	38,399
IRS closing agreement fees for foreign withholding tax claims	1,909,711
Trustee deferred compensation and retirement plans	81,598
Total liabilities	26,496,092
Net assets applicable to shares outstanding	$177,878,899
Net assets consist of:
Shares of beneficial interest	$128,465,462
Distributable earnings	49,413,437
$177,878,899
Net Assets:
Class A	$107,797,550
Class C	$1,852,462
Class Y	$58,540,133
Class R6	$9,688,754
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	7,145,602
Class C	139,140
Class Y	3,849,976
Class R6	637,205
Class A:
Net asset value per share	$15.09
Maximum offering price per share (Net asset value of $15.09 ÷ 94.50%)	$15.97
Class C:
Net asset value and offering price per share	$13.31
Class Y:
Net asset value and offering price per share	$15.21
Class R6:
Net asset value and offering price per share	$15.21

*	At June 30, 2026, securities with an aggregate value of $20,866,691 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Global Small Cap Equity Fund

Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $84,153)	$1,290,562
Dividends from affiliated money market funds (includes net securities lending income of $21,781)	25,980
Foreign withholding tax claims	514,192
Less: IRS closing agreement fees for foreign withholding tax claims	(16,000)
Total investment income	1,814,734
Expenses:
Advisory fees	722,090
Administrative services fees	12,994
Custodian fees	16,799
Distribution fees:
Class A	126,095
Class C	7,688
Transfer agent fees — A, C and Y	114,649
Transfer agent fees — R6	1,243
Trustees’ and officers’ fees and benefits	11,520
Registration and filing fees	34,441
Reports to shareholders	19,249
Professional services fees	64,448
Other	7,650
Total expenses	1,138,866
Less: Fees waived and/or expenses reimbursed	(164,216)
Net expenses	974,650
Net investment income	840,084
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	6,230,168
Affiliated investment securities	(1,014)
Foreign currencies	23,627
6,252,781
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	24,177,622
Affiliated investment securities	(203)
Foreign currencies	(2,607)
24,174,812
Net realized and unrealized gain	30,427,593
Net increase in net assets resulting from operations	$31,267,677
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Global Small Cap Equity Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$840,084	$4,931,394
Net realized gain	6,252,781	47,705,247
Change in net unrealized appreciation (depreciation)	24,174,812	(19,574,045)
Net increase in net assets resulting from operations	31,267,677	33,062,596
Distributions to shareholders from distributable earnings:
Class A	—	(25,906,948)
Class C	—	(419,925)
Class Y	—	(16,680,827)
Class R6	—	(2,041,881)
Total distributions from distributable earnings	—	(45,049,581)
Share transactions–net:
Class A	(8,167,672)	25,006,338
Class C	107,458	275,164
Class Y	(12,771,342)	(11,132,487)
Class R6	329,775	(74,230)
Net increase (decrease) in net assets resulting from share transactions	(20,501,781)	14,074,785
Net increase in net assets	10,765,896	2,087,800
Net assets:
Beginning of period	167,113,003	165,025,203
End of period	$177,878,899	$167,113,003
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Global Small Cap Equity Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 06/30/26	$12.54	$0.06	$2.49	$2.55	$—	$—	$—	$15.09	20.34%	$107,798	1.24%(d)	1.44%(d)	0.90%(d)	35%
Year ended 12/31/25	13.92	0.43	2.59	3.02	(0.57)	(3.83)	(4.40)	12.54	22.00	97,536	1.38	1.48	2.70	147
Year ended 12/31/24	14.91	0.47	(0.07)	0.40	(0.74)	(0.65)	(1.39)	13.92	2.50	80,953	1.48	1.48	3.03	14
Year ended 12/31/23	13.69	0.85 (e)	1.11	1.96	(0.65)	(0.09)	(0.74)	14.91	14.44	95,566	1.44	1.45	5.94 (e)	24
Year ended 12/31/22	18.25	0.46 (e)	(3.48)	(3.02)	(0.36)	(1.18)	(1.54)	13.69	(16.25)	94,975	1.48	1.49	3.06 (e)	5
Year ended 12/31/21	15.18	0.21	3.46	3.67	(0.53)	(0.07)	(0.60)	18.25	24.27	123,121	1.33	1.33	1.22	10
Class C
Six months ended 06/30/26	11.12	0.01	2.18	2.19	—	—	—	13.31	19.69	1,852	1.99 (d)	2.19 (d)	0.15 (d)	35
Year ended 12/31/25	12.76	0.28	2.37	2.65	(0.46)	(3.83)	(4.29)	11.12	21.12	1,471	2.14	2.23	1.94	147
Year ended 12/31/24	13.77	0.33	(0.07)	0.26	(0.62)	(0.65)	(1.27)	12.76	1.72	1,363	2.23	2.23	2.28	14
Year ended 12/31/23	12.66	0.69 (e)	1.02	1.71	(0.51)	(0.09)	(0.60)	13.77	13.64	1,726	2.19	2.20	5.19 (e)	24
Year ended 12/31/22	17.04	0.33 (e)	(3.27)	(2.94)	(0.26)	(1.18)	(1.44)	12.66	(16.94)	2,568	2.23	2.24	2.31 (e)	5
Year ended 12/31/21	14.01	0.08	3.19	3.27	(0.17)	(0.07)	(0.24)	17.04	23.35	4,215	2.08	2.08	0.47	10
Class Y
Six months ended 06/30/26	12.63	0.08	2.50	2.58	—	—	—	15.21	20.43	58,540	0.99 (d)	1.19 (d)	1.15 (d)	35
Year ended 12/31/25	13.98	0.47	2.62	3.09	(0.61)	(3.83)	(4.44)	12.63	22.43	60,363	1.14	1.23	2.94	147
Year ended 12/31/24	14.98	0.51	(0.08)	0.43	(0.78)	(0.65)	(1.43)	13.98	2.70	74,610	1.23	1.23	3.28	14
Year ended 12/31/23	13.75	0.89 (e)	1.12	2.01	(0.69)	(0.09)	(0.78)	14.98	14.75	80,153	1.19	1.20	6.19 (e)	24
Year ended 12/31/22	18.33	0.51 (e)	(3.51)	(3.00)	(0.40)	(1.18)	(1.58)	13.75	(16.06)	75,529	1.23	1.24	3.31 (e)	5
Year ended 12/31/21	15.27	0.26	3.48	3.74	(0.61)	(0.07)	(0.68)	18.33	24.62	132,546	1.08	1.08	1.47	10
Class R6
Six months ended 06/30/26	12.63	0.08	2.50	2.58	—	—	—	15.21	20.43	9,689	0.99 (d)	1.08 (d)	1.15 (d)	35
Year ended 12/31/25	13.98	0.48	2.62	3.10	(0.62)	(3.83)	(4.45)	12.63	22.51	7,743	1.08	1.14	3.00	147
Year ended 12/31/24	14.98	0.53	(0.08)	0.45	(0.80)	(0.65)	(1.45)	13.98	2.82	8,099	1.12	1.12	3.39	14
Year ended 12/31/23	13.75	0.91 (e)	1.11	2.02	(0.70)	(0.09)	(0.79)	14.98	14.86	8,080	1.09	1.10	6.29 (e)	24
Year ended 12/31/22	18.33	0.52 (e)	(3.50)	(2.98)	(0.42)	(1.18)	(1.60)	13.75	(15.95)	8,787	1.11	1.12	3.43 (e)	5
Year ended 12/31/21	15.28	0.27	3.48	3.75	(0.63)	(0.07)	(0.70)	18.33	24.72	12,353	1.00	1.00	1.55	10

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended December 31, 2023. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.38 and 2.64%, $0.22 and 1.89%, $0.42 and
2.89% and $0.44 and 2.99% for Class A, Class C, Class Y and Class R6 shares, respectively. Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended December 31, 2022. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.35 and 2.33%, $0.22 and 1.58%, $0.40 and 2.58% and $0.41 and 2.70% for Class A, Class C, Class Y and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Global Small Cap Equity Fund

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Global Small Cap Equity Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
9
Invesco Global Small Cap Equity Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended June 30, 2026, the Fund received refunds in excess of the foreign tax paid during the year and has recorded the estimated liability as a reduction to income which is reflected as IRS closing agreement fees for foreign withholding tax claims on the Statement of Operations.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10
Invesco Global Small Cap Equity Fund

K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, the Fund paid the Adviser $921 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Other Risks - Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in
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Invesco Global Small Cap Equity Fund

countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent the Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.850%
Next $250 million	0.825%
Next $500 million	0.785%
Over $1 billion	0.760%
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.85%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least August 31, 2027, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.24%, 1.99%, 0.99% and 0.99%, respectively, of the Fund’s average daily net assets (the "expense limits"). Effective September 1, 2026, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.24%, 1.99%, 0.99% and 0.88%, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on August 31, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.To the extent that the annualized ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2026, the Adviser waived advisory fees of $120,267 and reimbursed class level expenses of $26,714, $407, $15,585 and $1,243 of Class A, Class C, Class Y and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2026, IDI advised the Fund that IDI retained $5,090 in front-end sales commissions from the sale of Class A shares and $43 and $252 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended June 30, 2026, the Fund incurred $2,138 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
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Invesco Global Small Cap Equity Fund

NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$5,198,076	$—	$5,198,076
Austria	—	2,234,994	—	2,234,994
Brazil	998,524	1,989,772	—	2,988,296
Canada	960,511	—	—	960,511
Chile	1,422,133	—	—	1,422,133
China	2,002,663	1,314,043	—	3,316,706
Congo, Democratic Republic of the	—	1,531,822	—	1,531,822
Denmark	—	1,750,710	—	1,750,710
Finland	—	1,470,385	—	1,470,385
Georgia	—	1,979,226	—	1,979,226
Germany	—	5,796,000	—	5,796,000
Greece	—	4,151,055	—	4,151,055
Japan	—	17,836,440	—	17,836,440
Poland	—	3,206,646	—	3,206,646
South Korea	94,450	3,746,664	—	3,841,114
Sweden	—	7,253,501	—	7,253,501
Switzerland	1,120,268	—	—	1,120,268
Taiwan	—	3,949,713	—	3,949,713
Thailand	1,470,401	—	—	1,470,401
United Kingdom	—	4,945,506	—	4,945,506
United States	102,917,524	—	—	102,917,524
Money Market Funds	—	23,195,744	—	23,195,744
Total Investments	$110,986,474	$91,550,297	$—	$202,536,771
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
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Invesco Global Small Cap Equity Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2025.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $60,575,256 and $79,066,623, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$42,102,611
Aggregate unrealized (depreciation) of investments	(7,902,473)
Net unrealized appreciation of investments	$34,200,138
Cost of investments for tax purposes is $168,336,633.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	545,311	$7,433,230	1,317,376	$21,573,697
Class C	34,676	443,168	50,082	760,537
Class Y	142,044	1,932,214	873,323	13,611,464
Class R6	127,058	1,729,921	144,651	2,322,833
Issued as reinvestment of dividends:
Class A	-	-	1,878,350	23,310,124
Class C	-	-	35,860	394,453
Class Y	-	-	1,028,435	12,845,157
Class R6	-	-	154,923	1,934,993
Automatic conversion of Class C shares to Class A shares:
Class A	7,202	99,853	19,954	307,995
Class C	(8,143)	(99,853)	(21,864)	(307,995)
Reacquired:
Class A	(1,182,482)	(15,700,755)	(1,257,687)	(20,185,478)
Class C	(19,709)	(235,857)	(38,632)	(571,831)
Class Y	(1,072,277)	(14,703,556)	(2,457,358)	(37,589,108)
Class R6	(103,048)	(1,400,146)	(265,583)	(4,332,056)
Net increase (decrease) in share activity	(1,529,368)	$(20,501,781)	1,461,830	$14,074,785

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14
Invesco Global Small Cap Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Funds Group (Invesco Funds Group) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Global Small Cap Equity Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process.  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.
The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the MSCI ACWI Small Cap Index (Index).  The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the first quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and five year periods and below the performance of the Index for the three year period.  The Board considered that the Fund’s portfolio management team was changed
15
Invesco Global Small Cap Equity Fund

effective June 23, 2025 and the Fund was also repositioned to a global small cap equity strategy effective on or about August 22, 2025.  The Board further considered that as part of the repositioning, the Fund’s investment strategy, investable universe, investment process and benchmark indices were changed, including removal of its “EQV” (earnings, quality and valuation) emphasis. The Board noted that the foregoing changes were in connection with Invesco’s restructuring of its fundamental equity platform to create a unified global platform in an effort to drive improved Fund performance.  The Board discussed with management an update on the implementation of the changes and how the changes had impacted recent Fund performance.   The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparably to  the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective August 22, 2025.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
The Board noted that the sub-advisory fees for the Fund are negotiated at arm’s length by Invesco Advisers and are paid by Invesco Advisers out of its advisory fees.  The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not
16
Invesco Global Small Cap Equity Fund

duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
17
Invesco Global Small Cap Equity Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
18
Invesco Global Small Cap Equity Fund

SEC file number(s): 811-01540 and 002-27334
Invesco Distributors, Inc.
ESC-NCSRS

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco International Small Company Fund
Nasdaq:
A: IEGAX ■ C: IEGCX ■ Y: IEGYX ■ R5: IEGIX ■ R6: IEGFX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Approval of Investment Advisory and Sub-Advisory Contracts
17	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
June 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.26%
Australia–6.42%
Breville Group Ltd.(a)	223,233	$4,990,115
Cleanaway Waste Management Ltd.	4,863,649	7,918,298
JB Hi-Fi Ltd.	123,527	6,868,525
NRW Holdings Ltd.	2,253,485	11,677,585
Ventia Services Group Pty. Ltd.	3,520,498	15,102,124
		46,556,647
Austria–4.05%
BAWAG Group AG(b)	88,866	17,816,197
DO & Co. AG	46,567	11,553,175
		29,369,372
Brazil–3.28%
Arcos Dorados Holdings, Inc., Class A(a)	569,768	4,592,330
ASTA Energy Solutions AG(c)	246,581	19,234,746
		23,827,076
Canada–2.17%
Artemis Gold, Inc.(c)	279,331	6,146,956
OR Royalties, Inc.	302,568	9,581,053
		15,728,009
China–4.95%
Airtac International Group	282,000	11,953,550
Full Truck Alliance Co. Ltd., ADR	760,524	6,175,455
Sunresin New Materials Co. Ltd., A Shares	765,133	6,663,232
Tongcheng Travel Holdings Ltd.(b)	2,962,400	4,533,566
Vipshop Holdings Ltd., ADR	496,841	6,588,112
		35,913,915
Congo, Democratic Republic of the–2.63%
Helios Towers PLC(c)	7,192,040	19,109,059
Denmark–1.57%
ALK-Abello A/S	304,543	11,390,984
Finland–2.75%
Framery Group Oyj	864,826	6,442,893
Konecranes OYJ	438,861	13,491,135
		19,934,028
France–3.35%
Coface S.A.	510,964	8,797,391
Exail Technologies S.A.(c)	52,155	7,165,795
ID Logistics Group SACA(c)	21,351	8,349,086
		24,312,272
Georgia–2.37%
Lion Finance Group PLC	114,410	17,204,317
Germany–7.98%
CTS Eventim AG & Co. KGaA	170,092	9,934,853
flatexDEGIRO SE	364,422	15,646,892
Hypoport SE(c)	44,806	4,299,732
OHB SE	7,639	2,474,585
PFISTERER Holding SE	54,836	5,930,044
Shares		Value
Germany–(continued)
Scout24 SE(b)	91,140	$7,542,251
Vincorion SE(c)	629,984	12,089,596
		57,917,953
India–3.83%
Castrol India Ltd.	3,453,603	6,734,196
Emami Ltd.	791,389	3,383,983
EPL Ltd.	3,182,339	7,568,472
KEC International Ltd.	567,634	3,133,906
Shriram Finance Ltd.	631,134	6,963,495
		27,784,052
Indonesia–1.15%
PT Kalbe Farma Tbk	73,599,100	3,166,828
PT Mitra Keluarga Karyasehat Tbk(b)	55,129,800	5,210,815
		8,377,643
Japan–20.65%
Chiba Bank Ltd. (The)(a)	902,000	13,817,746
Daiei Kankyo Co. Ltd.(a)	384,000	8,977,369
Daifuku Co. Ltd.	259,600	11,500,285
Japan Elevator Service Holdings Co. Ltd.	989,100	10,623,614
Japan Steel Works Ltd. (The)	219,100	10,494,053
Katitas Co. Ltd.	355,300	7,272,717
Kobe Bussan Co. Ltd.(a)	605,800	9,793,790
Nippon Gas Co. Ltd.	650,700	11,520,323
Niterra Co. Ltd.	192,700	12,805,449
OKUMA Corp.	192,300	5,546,656
Sanwa Holdings Corp.	350,400	8,214,836
SHO-BOND Holdings Co. Ltd.	734,600	5,663,507
Synspective, Inc.(c)	479,300	3,692,957
Tokyo Ohka Kogyo Co. Ltd.	269,200	19,125,783
Tokyo Tatemono Co. Ltd.(a)	529,000	10,792,967
		149,842,052
Malaysia–1.11%
Heineken Malaysia Bhd.	1,681,300	8,026,727
Mexico–1.61%
Bolsa Mexicana de Valores S.A.B. de C.V.	3,511,594	6,998,087
Genomma Lab Internacional S.A.B de C.V., Class B	5,425,100	4,662,717
		11,660,804
Netherlands–2.29%
SBM Offshore N.V.	481,147	16,633,671
Norway–1.36%
Kongsberg Maritime AS(c)	1,909,278	9,883,458
Poland–0.52%
Diagnostyka S.A.	77,120	3,564,565
Mo-BRUK S.A.	1,804	175,497
		3,740,062
South Korea–5.37%
Eugene Technology Co., Ltd.	3,880	465,059
LEENO Industrial, Inc.	193,338	10,654,527
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco International Small Company Fund

Shares		Value
South Korea–(continued)
PharmaResearch Co., Ltd., Class C	15,745	$3,689,043
Samsung Fire & Marine Insurance Co. Ltd.	59,848	24,150,518
		38,959,147
Sweden–7.38%
Asker Healthcare Group AB(a)	1,542,205	12,525,091
Asmodee Group AB(c)	917,108	13,426,320
Bufab AB	1,060,652	13,856,242
NCAB Group AB(a)	1,586,129	13,755,217
		53,562,870
Taiwan–4.96%
Alchip Technologies Ltd.	54,000	7,232,230
ASPEED Technology, Inc.	30,000	15,829,748
Chroma ATE, Inc.	186,000	12,925,784
		35,987,762
United Kingdom–6.51%
4imprint Group PLC	176,206	8,618,005
Diploma PLC	139,437	13,179,913
Mortgage Advice Bureau Holdings PLC	526,801	3,599,181
Savills PLC	390,570	4,425,401
SigmaRoc PLC(c)	10,258,269	17,408,722
		47,231,222
Total Common Stocks & Other Equity Interests (Cost $599,575,728)		712,953,102
Shares		Value
Money Market Funds–2.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(d)(e)	5,184,465	$5,184,465
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	9,628,293	9,628,293
Total Money Market Funds (Cost $14,812,758)		14,812,758
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.30% (Cost $614,388,486)		727,765,860
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.90%
Invesco Private Government Fund, 3.62%(d)(e)(f)	5,852,612	5,852,612
Invesco Private Prime Fund, 3.77%(d)(e)(f)	15,203,317	15,204,838
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,057,598)		21,057,450
TOTAL INVESTMENTS IN SECURITIES—103.20% (Cost $635,446,084)		748,823,310
OTHER ASSETS LESS LIABILITIES–(3.20)%		(23,223,638)
NET ASSETS–100.00%		$725,599,672
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at June 30, 2026.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
June 30, 2026 was $35,102,829, which represented 4.84% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,837,331	$28,857,850	$(29,510,716)	$-	$-	$5,184,465	$112,496
Invesco Treasury Portfolio, Institutional Class	10,840,757	53,593,149	(54,805,613)	-	-	9,628,293	207,437
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,004,711	31,863,103	(32,015,202)	-	-	5,852,612	100,906*
Invesco Private Prime Fund	15,602,941	75,012,222	(75,406,790)	(148)	(3,387)	15,204,838	273,615*
Total	$38,285,740	$189,326,324	$(191,738,321)	$(148)	$(3,387)	$35,870,208	$694,454

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco International Small Company Fund

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $599,575,728)*	$712,953,102
Investments in affiliated money market funds, at value (Cost $35,870,356)	35,870,208
Foreign currencies, at value (Cost $570,840)	568,079
Receivable for:
Fund shares sold	403,340
Dividends	1,735,631
Investment for trustee deferred compensation and retirement plans	124,699
Other assets	50,063
Total assets	751,705,122
Liabilities:
Payable for:
Investments purchased	4,141,104
Fund shares reacquired	532,191
Collateral upon return of securities loaned	21,057,598
Accrued fees to affiliates	194,303
Accrued trustees’ and officers’ fees and benefits	180
Accrued other operating expenses	52,660
Trustee deferred compensation and retirement plans	127,414
Total liabilities	26,105,450
Net assets applicable to shares outstanding	$725,599,672
Net assets consist of:
Shares of beneficial interest	$570,866,861
Distributable earnings	154,732,811
$725,599,672
Net Assets:
Class A	$167,970,655
Class C	$2,542,574
Class Y	$274,258,219
Class R5	$20,532,353
Class R6	$260,295,871
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	7,360,527
Class C	119,856
Class Y	11,981,952
Class R5	908,499
Class R6	11,524,016
Class A:
Net asset value per share	$22.82
Maximum offering price per share (Net asset value of $22.82 ÷ 94.50%)	$24.15
Class C:
Net asset value and offering price per share	$21.21
Class Y:
Net asset value and offering price per share	$22.89
Class R5:
Net asset value and offering price per share	$22.60
Class R6:
Net asset value and offering price per share	$22.59

*	At June 30, 2026, securities with an aggregate value of $19,655,636 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco International Small Company Fund

Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $648,805)	$8,650,816
Dividends from affiliated money market funds (includes net securities lending income of $34,213)	354,146
Foreign withholding tax claims	397,711
Total investment income	9,402,673
Expenses:
Advisory fees	3,233,225
Administrative services fees	51,802
Custodian fees	37,508
Distribution fees:
Class A	206,041
Class C	13,169
Transfer agent fees — A, C and Y	306,164
Transfer agent fees — R5	11,059
Transfer agent fees — R6	38,826
Trustees’ and officers’ fees and benefits	13,250
Registration and filing fees	48,230
Reports to shareholders	58,735
Professional services fees	43,034
Other	11,263
Total expenses	4,072,306
Less: Fees waived and/or expenses reimbursed	(30,559)
Net expenses	4,041,747
Net investment income	5,360,926
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $289,880)	34,012,367
Affiliated investment securities	(3,387)
Foreign currencies	2,844
34,011,824
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $125,718)	14,515,690
Affiliated investment securities	(148)
Foreign currencies	(10,666)
14,504,876
Net realized and unrealized gain	48,516,700
Net increase in net assets resulting from operations	$53,877,626
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco International Small Company Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$5,360,926	$8,864,259
Net realized gain	34,011,824	77,083,289
Change in net unrealized appreciation	14,504,876	46,240,622
Net increase in net assets resulting from operations	53,877,626	132,188,170
Distributions to shareholders from distributable earnings:
Class A	—	(19,479,791)
Class C	—	(331,548)
Class Y	—	(28,396,178)
Class R5	—	(2,878,713)
Class R6	—	(33,282,806)
Total distributions from distributable earnings	—	(84,369,036)
Share transactions–net:
Class A	(1,540,206)	4,620,217
Class C	(317,181)	(13,681)
Class Y	29,320,207	102,078,212
Class R5	(3,971,683)	3,713,865
Class R6	(18,352,882)	14,093,223
Net increase in net assets resulting from share transactions	5,138,255	124,491,836
Net increase in net assets	59,015,881	172,310,970
Net assets:
Beginning of period	666,583,791	494,272,821
End of period	$725,599,672	$666,583,791
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco International Small Company Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 06/30/26	$21.16	$0.14	$1.52	$1.66	$—	$—	$—	$22.82	7.85%	$167,971	1.38%(d)	1.38%(d)	1.27%(d)	18%
Year ended 12/31/25	19.21	0.26	4.65	4.91	(0.25)	(2.71)	(2.96)	21.16	25.83	157,135	1.51	1.51	1.19	80
Year ended 12/31/24	20.34	0.28	(0.80)	(0.52)	(0.26)	(0.35)	(0.61)	19.21	(2.62)	137,986	1.60	1.69	1.36	23
Year ended 12/31/23	18.24	0.55 (e)	2.01	2.56	(0.44)	(0.02)	(0.46)	20.34	14.12	151,012	1.71	1.72	2.90 (e)	11
Year ended 12/31/22	21.18	0.48 (e)	(2.88)	(2.40)	(0.35)	(0.19)	(0.54)	18.24	(11.27)	131,971	1.49	1.50	2.55 (e)	10
Year ended 12/31/21	18.67	0.26	3.14	3.40	(0.38)	(0.51)	(0.89)	21.18	18.38	150,947	1.47	1.47	1.21	6
Class C
Six months ended 06/30/26	19.74	0.05	1.42	1.47	—	—	—	21.21	7.45	2,543	2.13 (d)	2.13 (d)	0.52 (d)	18
Year ended 12/31/25	18.08	0.09	4.36	4.45	(0.08)	(2.71)	(2.79)	19.74	24.90	2,661	2.26	2.26	0.44	80
Year ended 12/31/24	19.16	0.12	(0.74)	(0.62)	(0.11)	(0.35)	(0.46)	18.08	(3.34)	2,426	2.35	2.44	0.61	23
Year ended 12/31/23	17.22	0.38 (e)	1.88	2.26	(0.30)	(0.02)	(0.32)	19.16	13.21	2,961	2.46	2.47	2.15 (e)	11
Year ended 12/31/22	20.02	0.32 (e)	(2.72)	(2.40)	(0.21)	(0.19)	(0.40)	17.22	(11.94)	2,713	2.24	2.25	1.80 (e)	10
Year ended 12/31/21	17.69	0.09	2.98	3.07	(0.23)	(0.51)	(0.74)	20.02	17.51	3,472	2.22	2.22	0.46	6
Class Y
Six months ended 06/30/26	21.20	0.17	1.52	1.69	—	—	—	22.89	7.97	274,258	1.13 (d)	1.13 (d)	1.52 (d)	18
Year ended 12/31/25	19.23	0.32	4.66	4.98	(0.30)	(2.71)	(3.01)	21.20	26.22	225,906	1.26	1.26	1.44	80
Year ended 12/31/24	20.36	0.33	(0.79)	(0.46)	(0.32)	(0.35)	(0.67)	19.23	(2.37)	114,957	1.35	1.44	1.61	23
Year ended 12/31/23	18.26	0.60 (e)	2.00	2.60	(0.48)	(0.02)	(0.50)	20.36	14.38	86,064	1.46	1.47	3.15 (e)	11
Year ended 12/31/22	21.21	0.52 (e)	(2.88)	(2.36)	(0.40)	(0.19)	(0.59)	18.26	(11.08)	65,634	1.24	1.25	2.80 (e)	10
Year ended 12/31/21	18.69	0.31	3.16	3.47	(0.44)	(0.51)	(0.95)	21.21	18.70	37,629	1.22	1.22	1.46	6
Class R5
Six months ended 06/30/26	20.92	0.17	1.51	1.68	—	—	—	22.60	8.03	20,532	1.08 (d)	1.09 (d)	1.57 (d)	18
Year ended 12/31/25	19.02	0.35	4.60	4.95	(0.34)	(2.71)	(3.05)	20.92	26.31	22,712	1.11	1.11	1.59	80
Year ended 12/31/24	20.14	0.37	(0.78)	(0.41)	(0.36)	(0.35)	(0.71)	19.02	(2.13)	17,247	1.14	1.15	1.82	23
Year ended 12/31/23	18.06	0.66 (e)	1.98	2.64	(0.54)	(0.02)	(0.56)	20.14	14.77	20,442	1.14	1.15	3.47 (e)	11
Year ended 12/31/22	20.99	0.54 (e)	(2.86)	(2.32)	(0.42)	(0.19)	(0.61)	18.06	(11.00)	19,913	1.12	1.13	2.92 (e)	10
Year ended 12/31/21	18.51	0.32	3.13	3.45	(0.46)	(0.51)	(0.97)	20.99	18.78	11,009	1.13	1.13	1.55	6
Class R6
Six months ended 06/30/26	20.90	0.18	1.51	1.69	—	—	—	22.59	8.09	260,296	1.01 (d)	1.02 (d)	1.64 (d)	18
Year ended 12/31/25	19.00	0.37	4.59	4.96	(0.35)	(2.71)	(3.06)	20.90	26.42	258,169	1.04	1.04	1.66	80
Year ended 12/31/24	20.13	0.38	(0.79)	(0.41)	(0.37)	(0.35)	(0.72)	19.00	(2.12)	221,658	1.07	1.08	1.89	23
Year ended 12/31/23	18.05	0.67 (e)	1.99	2.66	(0.56)	(0.02)	(0.58)	20.13	14.85	205,121	1.07	1.08	3.54 (e)	11
Year ended 12/31/22	20.97	0.56 (e)	(2.86)	(2.30)	(0.43)	(0.19)	(0.62)	18.05	(10.91)	150,958	1.05	1.06	2.99 (e)	10
Year ended 12/31/21	18.49	0.34	3.12	3.46	(0.47)	(0.51)	(0.98)	20.97	18.88	132,901	1.06	1.06	1.62	6

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the year ended December 31, 2023. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.31 and 1.65%, $0.14 and 0.90%, $0.36 and
1.90%, $0.42 and 2.22% and $0.43 and 2.29% for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively. Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended December 31, 2022. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.38 and 2.03%, $0.22 and 1.28%, $0.42 and 2.28%, $0.44 and 2.40% and $0.46 and 2.47%
for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco International Small Company Fund

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco International Small Company Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
8
Invesco International Small Company Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended June 30, 2026, the Fund did not enter into any closing agreements.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s
9
Invesco International Small Company Fund

long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Other Risks - Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting
10
Invesco International Small Company Fund

requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent the Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.910%
Next $500 million	0.885%
Next $1.5 billion	0.860%
Next $2.5 billion	0.835%
Next $2.5 billion	0.810%
Next $2.5 billion	0.785%
Over $10 billion	0.760%
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.91%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
Effective May 1, 2026, the Adviser has contractually agreed, through at least April 30, 2027, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.59%, 2.34%, 1.34%, 1.05% and 0.98%, respectively, of the Fund’s average daily net assets (the "expense limits"). Prior to May 1, 2026, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.55%, 2.30%, 1.30%, 1.30% and 1.30%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.To the extent that the annualized ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2026, the Adviser waived advisory fees of $10,219 and reimbursed class level expenses of $0, $0, $0, $1,602 and $18,738 of Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  June 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the
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Invesco International Small Company Fund

shareholder. During the six months ended June 30, 2026, IDI advised the Fund that IDI retained $5,185 in front-end sales commissions from the sale of Class A shares and $1,035 and $0 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended June 30, 2026, the Fund incurred $107 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$46,556,647	$—	$46,556,647
Austria	—	29,369,372	—	29,369,372
Brazil	4,592,330	19,234,746	—	23,827,076
Canada	15,728,009	—	—	15,728,009
China	12,763,567	23,150,348	—	35,913,915
Congo, Democratic Republic of the	—	19,109,059	—	19,109,059
Denmark	—	11,390,984	—	11,390,984
Finland	—	19,934,028	—	19,934,028
France	—	24,312,272	—	24,312,272
Georgia	—	17,204,317	—	17,204,317
Germany	—	57,917,953	—	57,917,953
India	—	27,784,052	—	27,784,052
Indonesia	5,210,815	3,166,828	—	8,377,643
Japan	—	149,842,052	—	149,842,052
Malaysia	—	8,026,727	—	8,026,727
Mexico	11,660,804	—	—	11,660,804
Netherlands	—	16,633,671	—	16,633,671
Norway	9,883,458	—	—	9,883,458
Poland	—	3,740,062	—	3,740,062
South Korea	4,154,102	34,805,045	—	38,959,147
Sweden	—	53,562,870	—	53,562,870
Taiwan	—	35,987,762	—	35,987,762
United Kingdom	—	47,231,222	—	47,231,222
Money Market Funds	14,812,758	21,057,450	—	35,870,208
Total Investments	$78,805,843	$670,017,467	$—	$748,823,310
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
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Invesco International Small Company Fund

NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2025.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $139,444,465 and $124,019,142, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$176,032,187
Aggregate unrealized (depreciation) of investments	(63,077,721)
Net unrealized appreciation of investments	$112,954,466
Cost of investments for tax purposes is $635,868,844.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	479,721	$10,673,874	883,610	$19,691,143
Class C	6,203	126,195	41,889	866,936
Class Y	2,919,505	65,402,898	6,528,802	144,548,468
Class R5	80,826	1,771,409	239,023	5,160,438
Class R6	1,029,330	22,669,075	2,473,484	54,077,689
Issued as reinvestment of dividends:
Class A	-	-	850,813	17,637,349
Class C	-	-	15,797	305,663
Class Y	-	-	1,189,089	24,685,491
Class R5	-	-	140,493	2,878,713
Class R6	-	-	1,548,441	31,696,593
Automatic conversion of Class C shares to Class A shares:
Class A	6,499	147,422	37,795	834,913
Class C	(6,978)	(147,422)	(40,290)	(834,913)
Reacquired:
Class A	(552,494)	(12,361,502)	(1,529,508)	(33,543,188)
Class C	(14,147)	(295,954)	(16,780)	(351,367)
Class Y	(1,595,850)	(36,082,691)	(3,036,200)	(67,155,747)
Class R5	(257,911)	(5,743,092)	(200,879)	(4,325,286)
Class R6	(1,856,596)	(41,021,957)	(3,337,436)	(71,681,059)
Net increase in share activity	238,108	$5,138,255	5,788,143	$124,491,836

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 77% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco International Small Company Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Funds Group (Invesco Funds Group) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco International Small Company Fund’s  (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that
Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the MSCI All Country World ex-USA Small Cap Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period, the fifth quintile for the three year period, and the second quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and three year periods and above the performance of the Index for the five year period.  The Board considered that
14
Invesco International Small Company Fund

the Fund’s allocation to certain regions, as well as Fund style factors, detracted from the Fund’s performance. The Board considered that the Fund’s portfolio management team and investment team were changed and the Fund also underwent enhancements to its investment process, including removal of its “EQV” (earnings, quality and valuation) emphasis, effective June 23, 2025.  The Board noted that the foregoing changes were in connection with Invesco’s restructuring of its fundamental equity platform to create a unified global platform in an effort to drive improved Fund performance.  The Board discussed with management an update on the implementation of the changes and how the changes had impacted recent Fund performance.   The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending
15
Invesco International Small Company Fund

services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
16
Invesco International Small Company Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
17
Invesco International Small Company Fund

SEC file number(s): 811-01540 and 002-27334
Invesco Distributors, Inc.
ISC-NCSRS

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco Small Cap Equity Fund
Nasdaq:
A: SMEAX ■ C: SMECX ■ R: SMERX ■ Y: SMEYX ■ R5: SMEIX ■ R6: SMEFX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
16	Approval of Investment Advisory and Sub-Advisory Contracts
19	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
June 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.47%
Aerospace & Defense–2.24%
ATI, Inc.(b)	78,892	$15,549,613
Carpenter Technology Corp.	20,347	12,550,844
		28,100,457
Apparel, Accessories & Luxury Goods–1.02%
Kontoor Brands, Inc.	152,782	12,732,852
Asset Management & Custody Banks–0.61%
Galaxy Digital, Inc.(b)	280,600	7,671,604
Automotive Parts & Equipment–1.89%
Garrett Motion, Inc. (Switzerland)	382,039	13,841,273
Patrick Industries, Inc.(c)	110,032	9,878,673
		23,719,946
Biotechnology–4.57%
Ascendis Pharma A/S (Denmark)(b)	57,248	15,269,187
BridgeBio Pharma, Inc.(b)	259,275	19,310,802
Cytokinetics, Inc.(b)(c)	112,969	9,623,829
Halozyme Therapeutics, Inc.(b)(c)	165,508	12,954,311
		57,158,129
Building Products–0.96%
Griffon Corp.(c)	123,848	12,078,895
Cargo Ground Transportation–2.62%
Schneider National, Inc., Class B(c)	363,168	13,266,527
XPO, Inc.(b)	95,005	19,503,576
		32,770,103
Communications Equipment–1.40%
Viavi Solutions, Inc.(b)	367,035	17,525,921
Construction & Engineering–2.02%
IES Holdings, Inc.(b)(c)	34,422	25,288,466
Construction Machinery & Heavy Transportation Equipment– 0.76%
Atmus Filtration Technologies, Inc.	186,045	9,486,435
Consumer Finance–1.62%
Dave, Inc.(b)(c)	54,350	20,250,266
Copper–0.79%
ERO Copper Corp. (Brazil)(b)	369,787	9,891,802
Diversified Metals & Mining–1.06%
MP Materials Corp.(b)(c)	236,818	13,264,176
Diversified Support Services–1.23%
OPENLANE, Inc.(b)	374,019	15,424,544
Shares		Value
Electrical Components & Equipment–1.12%
EnerSys	60,032	$14,036,682
Electronic Components–2.71%
Littelfuse, Inc.	47,106	21,448,775
Vishay Intertechnology, Inc.	231,025	12,424,524
		33,873,299
Electronic Equipment & Instruments–3.68%
Advanced Energy Industries, Inc.	34,256	12,773,035
Cognex Corp.	277,534	20,099,012
Novanta, Inc.(b)	81,324	13,194,006
		46,066,053
Electronic Manufacturing Services–4.11%
Benchmark Electronics, Inc.	206,350	20,360,555
Fabrinet (Thailand)(b)	9,354	5,257,696
Sanmina Corp.(b)	102,114	25,843,011
		51,461,262
Financial Exchanges & Data–0.95%
Miami International Holdings, Inc.(b)(c)	321,095	11,931,890
Food Distributors–0.81%
Andersons, Inc. (The)	148,501	10,157,468
Gold–0.61%
Equinox Gold Corp. (Canada)	328,911	3,197,015
Triple Flag Precious Metals Corp. (Canada)	146,628	4,394,441
		7,591,456
Health Care Services–4.59%
BrightSpring Health Services, Inc.(b)	369,782	25,788,597
GMR Solutions, Inc.(b)	847,823	13,107,343
Guardant Health, Inc.(b)	124,092	18,617,523
		57,513,463
Heavy Electrical Equipment–2.16%
Forgent Power Solutions, Inc.(b)(c)	484,617	27,070,706
Homebuilding–0.99%
M/I Homes, Inc.(b)(c)	77,444	12,452,221
Hotels, Resorts & Cruise Lines–1.53%
Travel + Leisure Co.	251,149	19,195,318
Independent Power Producers & Energy Traders–1.07%
Talen Energy Corp.(b)	34,916	13,416,822
Industrial Machinery & Supplies & Components–5.45%
Crane Co.	59,102	13,183,883
Gates Industrial Corp. PLC(b)	428,763	11,992,501
Helios Technologies, Inc.	73,979	6,602,626
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Small Cap Equity Fund

Shares		Value
Industrial Machinery & Supplies & Components–(continued)
ITT, Inc.(c)	121,621	$24,051,769
SPX Technologies, Inc.(b)(c)	50,788	12,451,694
		68,282,473
Investment Banking & Brokerage–1.91%
Piper Sandler Cos.	191,074	13,822,293
Stifel Financial Corp.	145,123	10,125,232
		23,947,525
Leisure Products–1.36%
Acushnet Holdings Corp.(c)	143,274	16,982,267
Life Sciences Tools & Services–3.19%
Charles River Laboratories International, Inc.(b)	89,168	20,222,411
ICON PLC(b)	113,520	19,719,559
		39,941,970
Oil & Gas Equipment & Services–1.66%
Kodiak Gas Services, Inc.	277,183	20,824,759
Oil & Gas Exploration & Production–2.64%
California Resources Corp.(c)	155,673	8,230,431
Chord Energy Corp.	73,839	8,439,798
Matador Resources Co.(c)	167,196	8,323,017
Range Resources Corp.	216,752	8,061,007
		33,054,253
Oil & Gas Refining & Marketing–1.66%
Par Pacific Holdings, Inc.(b)	162,545	9,115,524
Sunococorp LLC	172,576	11,678,218
		20,793,742
Oil & Gas Storage & Transportation–1.12%
DT Midstream, Inc.(b)(c)	95,346	13,991,072
Pharmaceuticals–3.11%
Axsome Therapeutics, Inc.(b)	90,965	22,265,503
Ligand Pharmaceuticals, Inc.(b)(c)	52,773	16,681,018
		38,946,521
Property & Casualty Insurance–1.06%
Skyward Specialty Insurance Group, Inc.(b)	227,692	13,285,828
Real Estate Services–0.80%
Newmark Group, Inc., Class A	664,520	10,040,897
Regional Banks–9.23%
Ameris Bancorp	217,329	19,616,116
Associated Banc-Corp	400,976	12,338,032
Bancorp, Inc. (The)(b)(c)	193,429	12,116,393
Nicolet Bankshares, Inc.(c)	91,421	15,120,119
SouthState Bank Corp.	171,025	17,085,397
Western Alliance Bancorporation	220,907	18,158,555
Wintrust Financial Corp.	131,188	21,084,535
		115,519,147
Shares		Value
Restaurants–1.30%
Cheesecake Factory, Inc. (The)(c)	204,319	$16,251,533
Semiconductor Materials & Equipment–5.49%
Cohu, Inc.(b)(c)	147,388	10,893,447
Entegris, Inc.	145,535	26,175,925
MKS, Inc.	71,303	31,715,575
		68,784,947
Semiconductors–4.19%
Allegro MicroSystems, Inc.(b)	478,322	33,300,778
MACOM Technology Solutions Holdings, Inc.(b)	16,216	6,168,080
Power Integrations, Inc.(c)	154,604	12,949,631
		52,418,489
Specialized Consumer Services–1.34%
Frontdoor, Inc.(b)	216,147	16,770,846
Specialty Chemicals–2.43%
Element Solutions, Inc.	260,089	12,419,250
Perimeter Solutions, Inc.(b)(c)	408,503	14,563,132
Quaker Chemical Corp.(c)	21,270	3,379,165
		30,361,547
Trading Companies & Distributors–3.41%
Applied Industrial Technologies, Inc.	70,490	23,836,193
WESCO International, Inc.	54,448	18,807,973
		42,644,166
Total Common Stocks & Other Equity Interests (Cost $827,647,908)		1,232,972,218
Money Market Funds–2.71%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(d)(e)	11,867,321	11,867,321
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	22,039,373	22,039,373
Total Money Market Funds (Cost $33,906,694)		33,906,694
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.18% (Cost $861,554,602)		1,266,878,912
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–19.26%
Invesco Private Government Fund, 3.62%(d)(e)(f)	63,365,312	63,365,312
Invesco Private Prime Fund, 3.77%(d)(e)(f)	177,705,190	177,722,961
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $241,095,844)		241,088,273
TOTAL INVESTMENTS IN SECURITIES–120.44% (Cost $1,102,650,446)		1,507,967,185
OTHER ASSETS LESS LIABILITIES—(20.44)%		(255,878,309)
NET ASSETS–100.00%		$1,252,088,876
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Small Cap Equity Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,862,513	$69,854,010	$(67,849,202)	$-	$-	$11,867,321	$141,526
Invesco Treasury Portfolio, Institutional Class	18,316,600	129,728,877	(126,006,104)	-	-	22,039,373	261,128
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	26,897,806	318,296,545	(281,829,039)	-	-	63,365,312	721,909*
Invesco Private Prime Fund	92,032,432	544,694,845	(458,988,899)	(7,571)	(7,846)	177,722,961	1,965,803*
Total	$147,109,351	$1,062,574,277	$(934,673,244)	$(7,571)	$(7,846)	$274,994,967	$3,090,366

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Small Cap Equity Fund

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $827,647,908)*	$1,232,972,218
Investments in affiliated money market funds, at value (Cost $275,002,538)	274,994,967
Receivable for:
Investments sold	8,020,927
Fund shares sold	693,301
Dividends	377,654
Investment for trustee deferred compensation and retirement plans	178,457
Other assets	65,950
Total assets	1,517,303,474
Liabilities:
Payable for:
Investments purchased	22,020,727
Dividends	3,256
Fund shares reacquired	1,290,435
Collateral upon return of securities loaned	241,095,844
Accrued fees to affiliates	526,233
Accrued trustees’ and officers’ fees and benefits	187
Accrued other operating expenses	95,117
Trustee deferred compensation and retirement plans	182,799
Total liabilities	265,214,598
Net assets applicable to shares outstanding	$1,252,088,876
Net assets consist of:
Shares of beneficial interest	$702,681,182
Distributable earnings	549,407,694
$1,252,088,876
Net Assets:
Class A	$711,772,450
Class C	$13,340,830
Class R	$72,610,872
Class Y	$119,478,352
Class R5	$16,316,441
Class R6	$318,569,931
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	39,374,509
Class C	1,365,779
Class R	4,711,206
Class Y	6,021,645
Class R5	721,545
Class R6	13,842,669
Class A:
Net asset value per share	$18.08
Maximum offering price per share (Net asset value of $18.08 ÷ 94.50%)	$19.13
Class C:
Net asset value and offering price per share	$9.77
Class R:
Net asset value and offering price per share	$15.41
Class Y:
Net asset value and offering price per share	$19.84
Class R5:
Net asset value and offering price per share	$22.61
Class R6:
Net asset value and offering price per share	$23.01

*	At June 30, 2026, securities with an aggregate value of $239,563,650 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Small Cap Equity Fund

Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $3,439)	$4,029,741
Dividends from affiliated money market funds (includes net securities lending income of $208,543)	611,197
Total investment income	4,640,938
Expenses:
Advisory fees	3,994,768
Administrative services fees	81,272
Custodian fees	1,763
Distribution fees:
Class A	784,671
Class C	59,726
Class R	159,662
Transfer agent fees — A, C, R and Y	732,814
Transfer agent fees — R5	7,435
Transfer agent fees — R6	40,457
Trustees’ and officers’ fees and benefits	14,722
Registration and filing fees	54,244
Reports to shareholders	77,948
Professional services fees	23,983
Other	9,434
Total expenses	6,042,899
Less: Fees waived and/or expenses reimbursed	(12,896)
Net expenses	6,030,003
Net investment income (loss)	(1,389,065)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	127,452,017
Affiliated investment securities	(7,846)
Foreign currencies	2,145
127,446,316
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	133,526,473
Affiliated investment securities	(7,571)
133,518,902
Net realized and unrealized gain	260,965,218
Net increase in net assets resulting from operations	$259,576,153
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Small Cap Equity Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income (loss)	$(1,389,065)	$(1,894,781)
Net realized gain	127,446,316	91,728,649
Change in net unrealized appreciation (depreciation)	133,518,902	(12,075,777)
Net increase in net assets resulting from operations	259,576,153	77,758,091
Distributions to shareholders from distributable earnings:
Class A	—	(51,411,770)
Class C	—	(1,716,634)
Class R	—	(5,871,936)
Class Y	—	(7,789,949)
Class R5	—	(989,789)
Class R6	—	(18,074,411)
Total distributions from distributable earnings	—	(85,854,489)
Share transactions–net:
Class A	(30,377,470)	(1,387,427)
Class C	(796,386)	304,421
Class R	(2,252,172)	2,760,896
Class Y	(4,494,205)	27,064,677
Class R5	(1,390,347)	(5,410,632)
Class R6	(10,190,638)	42,517,860
Net increase (decrease) in net assets resulting from share transactions	(49,501,218)	65,849,795
Net increase in net assets	210,074,935	57,753,397
Net assets:
Beginning of period	1,042,013,941	984,260,544
End of period	$1,252,088,876	$1,042,013,941
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Small Cap Equity Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 06/30/26	$14.40	$(0.03)	$3.71	$3.68	$—	$—	$—	$18.08	25.55%	$711,772	1.20%(d)	1.20%(d)	(0.36)%(d)	48%
Year ended 12/31/25	14.61	(0.04)	1.18	1.14	—	(1.35)	(1.35)	14.40	7.78	594,808	1.21	1.21	(0.29)	60
Year ended 12/31/24	13.35	(0.03)	2.47	2.44	—	(1.18)	(1.18)	14.61	17.79	602,644	1.27	1.27	(0.24)	50
Year ended 12/31/23	11.56	(0.02)	1.86	1.84	—	(0.05)	(0.05)	13.35	15.96	548,978	1.26	1.26	(0.15)	43
Year ended 12/31/22	14.99	(0.02)	(3.07)	(3.09)	—	(0.34)	(0.34)	11.56	(20.60)	506,506	1.26	1.26	(0.17)	33
Year ended 12/31/21	14.97	(0.04)	2.91	2.87	—	(2.85)	(2.85)	14.99	20.02	660,296	1.22	1.22	(0.22)	22
Class C
Six months ended 06/30/26	7.81	(0.05)	2.01	1.96	—	—	—	9.77	25.10	13,341	1.95 (d)	1.95 (d)	(1.11)(d)	48
Year ended 12/31/25	8.56	(0.09)	0.69	0.60	—	(1.35)	(1.35)	7.81	6.98	11,383	1.96	1.96	(1.04)	60
Year ended 12/31/24	8.28	(0.09)	1.55	1.46	—	(1.18)	(1.18)	8.56	16.84	12,007	2.02	2.02	(0.99)	50
Year ended 12/31/23	7.23	(0.07)	1.17	1.10	—	(0.05)	(0.05)	8.28	15.28	11,982	2.01	2.01	(0.90)	43
Year ended 12/31/22	9.61	(0.07)	(1.97)	(2.04)	—	(0.34)	(0.34)	7.23	(21.20)	12,069	2.01	2.01	(0.92)	33
Year ended 12/31/21	10.57	(0.12)	2.01	1.89	—	(2.85)	(2.85)	9.61	19.06	17,784	1.97	1.97	(0.97)	22
Class R
Six months ended 06/30/26	12.29	(0.04)	3.16	3.12	—	—	—	15.41	25.39	72,611	1.45 (d)	1.45 (d)	(0.61)(d)	48
Year ended 12/31/25	12.68	(0.07)	1.03	0.96	—	(1.35)	(1.35)	12.29	7.54	59,826	1.46	1.46	(0.54)	60
Year ended 12/31/24	11.75	(0.06)	2.17	2.11	—	(1.18)	(1.18)	12.68	17.40	58,764	1.52	1.52	(0.49)	50
Year ended 12/31/23	10.20	(0.04)	1.64	1.60	—	(0.05)	(0.05)	11.75	15.73	53,783	1.51	1.51	(0.40)	43
Year ended 12/31/22	13.31	(0.05)	(2.72)	(2.77)	—	(0.34)	(0.34)	10.20	(20.79)	46,851	1.51	1.51	(0.42)	33
Year ended 12/31/21	13.61	(0.07)	2.62	2.55	—	(2.85)	(2.85)	13.31	19.66	51,571	1.47	1.47	(0.47)	22
Class Y
Six months ended 06/30/26	15.79	(0.01)	4.06	4.05	—	—	—	19.84	25.65	119,478	0.95 (d)	0.95 (d)	(0.11)(d)	48
Year ended 12/31/25	15.85	(0.01)	1.30	1.29	—	(1.35)	(1.35)	15.79	8.12	99,005	0.96	0.96	(0.04)	60
Year ended 12/31/24	14.37	0.00	2.66	2.66	—	(1.18)	(1.18)	15.85	18.06	72,960	1.02	1.02	0.01	50
Year ended 12/31/23	12.41	0.01	2.00	2.01	—	(0.05)	(0.05)	14.37	16.23	64,657	1.01	1.01	0.10	43
Year ended 12/31/22	16.02	0.01	(3.28)	(3.27)	—	(0.34)	(0.34)	12.41	(20.40)	59,796	1.01	1.01	0.08	33
Year ended 12/31/21	15.80	0.01	3.07	3.08	(0.01)	(2.85)	(2.86)	16.02	20.27	91,380	0.97	0.97	0.03	22
Class R5
Six months ended 06/30/26	17.98	(0.00)	4.63	4.63	—	—	—	22.61	25.75	16,316	0.87 (d)	0.87 (d)	(0.03)(d)	48
Year ended 12/31/25	17.87	0.01	1.45	1.46	—	(1.35)	(1.35)	17.98	8.15	14,245	0.88	0.88	0.04	60
Year ended 12/31/24	16.07	0.02	2.96	2.98	—	(1.18)	(1.18)	17.87	18.14	19,658	0.90	0.90	0.13	50
Year ended 12/31/23	13.84	0.03	2.25	2.28	—	(0.05)	(0.05)	16.07	16.51	24,448	0.89	0.89	0.22	43
Year ended 12/31/22	17.80	0.03	(3.65)	(3.62)	—	(0.34)	(0.34)	13.84	(20.32)	21,181	0.87	0.87	0.22	33
Year ended 12/31/21	17.28	0.03	3.36	3.39	(0.02)	(2.85)	(2.87)	17.80	20.39	27,506	0.85	0.85	0.15	22
Class R6
Six months ended 06/30/26	18.30	0.00	4.71	4.71	—	—	—	23.01	25.74	318,570	0.80 (d)	0.80 (d)	0.04 (d)	48
Year ended 12/31/25	18.14	0.02	1.49	1.51	—	(1.35)	(1.35)	18.30	8.31	262,746	0.81	0.81	0.11	60
Year ended 12/31/24	16.29	0.04	2.99	3.03	—	(1.18)	(1.18)	18.14	18.20	218,227	0.83	0.83	0.20	50
Year ended 12/31/23	14.03	0.04	2.27	2.31	—	(0.05)	(0.05)	16.29	16.50	182,761	0.82	0.82	0.29	43
Year ended 12/31/22	18.01	0.04	(3.68)	(3.64)	—	(0.34)	(0.34)	14.03	(20.20)	209,508	0.80	0.80	0.29	33
Year ended 12/31/21	17.45	0.04	3.40	3.44	(0.03)	(2.85)	(2.88)	18.01	20.46	316,542	0.79	0.79	0.21	22

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Small Cap Equity Fund

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Small Cap Equity Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s primary investment objective is long-term growth of capital.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Invesco Small Cap Equity Fund

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s

Invesco Small Cap Equity Fund

taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, the Fund paid the Adviser $15,766 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net

Invesco Small Cap Equity Fund

unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.745%
Next $250 million	0.730%
Next $500 million	0.715%
Next $1.5 billion	0.700%
Next $2.5 billion	0.685%
Next $2.5 billion	0.670%
Next $2.5 billion	0.655%
Over $10 billion	0.640%
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.72%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2026, the Adviser waived advisory fees of $12,896.

Invesco Small Cap Equity Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  June 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2026, IDI advised the Fund that IDI retained $37,924 in front-end sales commissions from the sale of Class A shares and $677 and $426 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended June 30, 2026, the Fund incurred $50,964 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,232,972,218	$—	$—	$1,232,972,218
Money Market Funds	33,906,694	241,088,273	—	274,994,967
Total Investments	$1,266,878,912	$241,088,273	$—	$1,507,967,185
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

Invesco Small Cap Equity Fund

NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2025.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $518,183,073 and $561,796,633, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$423,086,288
Aggregate unrealized (depreciation) of investments	(18,711,158)
Net unrealized appreciation of investments	$404,375,130
Cost of investments for tax purposes is $1,103,592,055.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	1,517,964	$23,614,445	3,259,397	$48,255,180
Class C	132,974	1,128,963	275,182	2,389,733
Class R	397,825	5,276,669	1,137,251	14,528,040
Class Y	829,278	14,123,684	2,290,292	37,430,223
Class R5	36,742	709,661	92,237	1,665,722
Class R6	1,586,922	31,456,251	4,354,423	80,599,858
Issued as reinvestment of dividends:
Class A	-	-	3,388,956	48,733,163
Class C	-	-	215,062	1,677,483
Class R	-	-	478,051	5,870,470
Class Y	-	-	443,673	6,996,729
Class R5	-	-	55,111	989,789
Class R6	-	-	957,902	17,500,860
Automatic conversion of Class C shares to Class A shares:
Class A	40,459	656,003	114,596	1,710,387
Class C	(74,758)	(656,003)	(197,889)	(1,710,387)

Invesco Small Cap Equity Fund

Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(3,488,495)	$(54,647,918)	(6,721,203)	$(100,086,157)
Class C	(149,821)	(1,269,346)	(238,207)	(2,052,408)
Class R	(552,970)	(7,528,841)	(1,382,611)	(17,637,614)
Class Y	(1,079,133)	(18,617,889)	(1,065,518)	(17,362,275)
Class R5	(107,284)	(2,100,008)	(455,352)	(8,066,143)
Class R6	(2,104,712)	(41,646,889)	(2,978,771)	(55,582,858)
Net increase (decrease) in share activity	(3,015,009)	$(49,501,218)	4,022,582	$65,849,795

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Small Cap Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Funds Group (Invesco Funds Group) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Small Cap Equity Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial

Invesco Small Cap Equity Fund

centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Russell 2000® Index (Index).  The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one and five year periods, and the second quintile for the three year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period, reasonably comparable to the performance of the Index for the three year period, and above the performance of the Index for the five year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.

Invesco Small Cap Equity Fund

The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco Small Cap Equity Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

Invesco Small Cap Equity Fund

SEC file number(s): 811-01540 and 002-27334
Invesco Distributors, Inc.
SCE-NCSRS

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Funds Group (Invesco Funds Group)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                         .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: August 21, 2026

By:      /s/ Adrien Deberghes

Name: Adrien Deberghes

Title: Principal Financial Officer

Date: August 21, 2026